UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07655

Driehaus Mutual Funds
(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)

Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street

Chicago, IL 60611
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

Semi - Annual Report to Shareholders
June 30, 2023

DRIEHAUS
MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund

Driehaus Emerging Markets Small Cap Growth Fund

Driehaus Global Fund

Driehaus International Small Cap Growth Fund

Driehaus Micro Cap Growth Fund

Driehaus Small Cap Growth Fund

Driehaus Small/Mid Cap Growth Fund

Driehaus Event Driven Fund

Driehaus Mutual Funds
Trustees & Officers

Theodore J. Beck
Chairman of the Board

Christopher J. Towle
Trustee

Dawn M. Vroegop
Trustee

Stephen T. Weber
President & Trustee

Robert M. Kurinsky
Vice President & Treasurer

Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President

Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer

Tanya S. Tancheff
Secretary

Christina E. Algozine
Assistant Secretary

Malinda M. Sanborn
Assistant Treasurer

Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Distributed by:
Foreside Financial Services, LLC

This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

 Table of Contents

Performance Overview and Schedule of Investments:
Driehaus Emerging Markets Growth Fund	1
Driehaus Emerging Markets Small Cap Growth Fund	6
Driehaus Global Fund	10
Driehaus International Small Cap Growth Fund	14
Driehaus Micro Cap Growth Fund	19
Driehaus Small Cap Growth Fund	24
Driehaus Small/Mid Cap Growth Fund	29
Driehaus Event Driven Fund	34
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	48
Notes to Financial Statements	58
Fund Expense Examples	80
Shareholder Information	83
Board Review of Liquidity Risk Management Program	84
Board Considerations in Connection with the Review of an Amendment to the Investment Advisory Agreement for Driehaus Global Fund (formerly Emerging Markets Opportunities Fund)	85
Results of Special Meeting of Shareholders of Driehaus Mutual Funds	86

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at www.driehaus.com/fund-resources.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2023 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT. The Funds’ Form NPORT is available electronically on the SEC’s website at http://www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also available on the Fund’s website at www.driehaus.com/fund-resources.

Driehaus Emerging Markets Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratios for the Investor Class and Institutional Class are 1.36% and 1.13%, respectively, as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Growth Fund Investor Class (DREGX)	1.67%	2.14%	2.79%	4.04%
Driehaus Emerging Markets Growth Fund Institutional Class (DIEMX)[1]	1.94%	2.37%	3.02%	4.17%
MSCI Emerging Markets Index-N2	1.75%	2.32%	0.93%	2.95%
MSCI Emerging Markets Growth Index-N3	-0.45%	-1.36%	0.53%	3.79%

[1]	The returns for the periods prior to July 17, 2017 (institutional share class inception date) include the performance of the investor share class.
[2]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Growth Index-Net (MSCI Emerging Markets Growth Index-N) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
1

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.68%
FAR EAST — 64.43%
China — 20.38%
AIA Group Ltd. [1]	2,484,400	$25,232,808
Alibaba Group Holding Ltd. 1,*	2,124,800	22,118,808
China Railway Group Ltd. - H	11,817,000	7,819,089
China Resources Beer Holdings Co. Ltd.	2,770,000	18,304,777
Galaxy Entertainment Group Ltd. *	6,540,000	41,664,496
H World Group Ltd. - ADR 2,*	291,045	11,286,725
Haidilao International Holding Ltd. [1]	2,965,000	6,556,833
Industrial & Commercial Bank of China Ltd. - H	91,675,000	48,992,185
Lenovo Group Ltd.	19,882,000	20,833,885
Meituan - B 1,*	787,664	12,351,294
NetEase, Inc.	961,300	18,619,338
New Oriental Education & Technology Group, Inc. - SP ADR 2,*	442,386	17,469,823
PDD Holdings, Inc. 2,*	100,382	6,940,411
PetroChina Co. Ltd. - H	36,888,000	25,613,471
Ping An Insurance Group Co. of China Ltd. - H	4,484,500	28,642,131
Proya Cosmetics Co. Ltd. - A	1,398,295	21,665,747
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A	272,024	11,256,870
Sungrow Power Supply Co. Ltd. - A	383,234	6,173,216
Tencent Holdings Ltd.	2,774,645	117,648,220
Tencent Music Entertainment Group - ADR 2,*	1,231,299	9,086,987
Trip.com Group Ltd. - ADR 2,*	848,456	29,695,960
		507,973,074
India — 17.25%
Bandhan Bank Ltd. 1,*	4,089,148	12,099,240
Bharti Airtel Ltd.	1,077,509	11,558,104
Cipla Ltd.	1,231,548	15,259,269
Dabur India Ltd.	906,141	6,338,580
DLF Ltd.	3,604,700	21,609,466
HDFC Bank Ltd. - ADR [2]	358,333	24,975,810
Hindustan Aeronautics Ltd.	304,488	14,102,372
Housing Development Finance Corp. Ltd.	1,088,116	37,540,311
ICICI Bank Ltd. - SP ADR [2]	2,252,631	51,990,723
Indian Hotels Co. Ltd.	1,011,210	4,848,492
ITC Ltd.	5,372,292	29,622,925
KPIT Technologies Ltd.	1,198,711	15,980,785
Larsen & Toubro Ltd.	1,063,996	32,172,576
Mahindra & Mahindra Ltd.	477,779	8,488,881
Max Healthcare Institute Ltd. *	2,954,933	21,621,796
NTPC Ltd.	8,995,612	20,776,163
One 97 Communications, Ltd. *	1,519,016	16,104,137
Power Grid Corp. of India Ltd.	9,065,246	28,260,367
Reliance Industries Ltd.	1,394,511	43,468,424

	Shares, Principal Amount, or Number of Contracts	Value
Sun Pharmaceutical Industries Ltd.	1,017,822	$13,058,638
		429,877,059
Taiwan — 12.08%
Accton Technology Corp.	1,061,000	11,934,346
ASPEED Technology, Inc.	232,000	21,368,308
Chunghwa Telecom Co. Ltd.	3,115,000	11,666,968
Delta Electronics, Inc.	3,228,000	35,773,768
eMemory Technology, Inc.	203,000	14,529,643
Hon Hai Precision Industry Co. Ltd.	2,722,000	9,896,485
Sinbon Electronics Co. Ltd.	1,309,000	15,551,424
Taiwan Semiconductor
Manufacturing Co. Ltd.	661,000	12,210,873
Taiwan Semiconductor
Manufacturing Co. Ltd. - SP ADR [2]	1,539,304	155,346,560
Unimicron Technology Corp.	2,228,000	12,669,886
		300,948,261
South Korea — 8.63%
Hanwha Aerospace Co. Ltd.	147,390	14,274,636
LG Energy Solution Ltd. *	32,468	13,688,255
Macquarie Korea Infrastructure Fund	1,259,181	12,153,601
Samsung Electronics Co. Ltd.	2,518,416	138,672,251
SK Hynix, Inc.	413,472	36,329,472
		215,118,215
Indonesia — 2.95%
Bank Central Asia Tbk PT	22,055,175	13,526,405
Bank Mandiri Persero Tbk PT	119,444,000	41,567,393
Telkom Indonesia Persero Tbk PT	34,952,900	9,350,691
United Tractors Tbk PT	5,787,000	8,975,047
		73,419,536
Thailand — 1.40%
Airports of Thailand PCL - NVDR *	8,168,400	16,599,554
Bangkok Dusit Medical
Services PCL - NVDR	13,832,700	10,847,273
SCB X PCL - NVDR	2,459,100	7,404,067
		34,850,894
Philippines — 0.76%
BDO Unibank, Inc.	5,045,840	12,635,198
International Container Terminal Services, Inc.	1,697,107	6,268,168
		18,903,366
Japan — 0.50%
Disco Corp.	79,000	12,525,134
Singapore — 0.48%
United Overseas Bank Ltd.	582,900	12,095,909
Total FAR EAST
(Cost $1,324,952,854)		1,605,711,448

Notes to Financial Statements are an integral part of this Schedule.

2

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 10.46%
Mexico — 4.59%
America Movil SAB de CV 2,*	829,349	$17,947,112
Arca Continental SAB de CV	1,754,200	18,004,198
Corp Inmobiliaria Vesta SAB de CV	6,678,500	21,677,716
Fomento Economico Mexicano SAB de CV - SP ADR [2]	201,001	22,278,951
Grupo Financiero Banorte SAB de CV - O	4,185,592	34,434,484
		114,342,461
United States — 4.11%
Copa Holdings SA - A	136,328	15,075,150
Liberty Media Corp.-Liberty Formula One - C *	197,409	14,860,950
MercadoLibre, Inc. *	15,434	18,283,116
Samsonite International SA 1,*	6,895,500	19,499,053
Southern Copper Corp.	68,539	4,916,988
Tenaris SA - ADR	531,460	15,917,227
Yum China Holdings, Inc.	245,316	13,860,354
		102,412,838
Canada — 1.76%
Cameco Corp. [2]	559,869	17,540,696
First Quantum Minerals Ltd.	378,509	8,954,499
Franco-Nevada Corp. [2]	121,797	17,368,252
		43,863,447
Total NORTH AMERICA
(Cost $217,320,283)		260,618,746

SOUTH AMERICA — 8.84%
Brazil — 7.90%
Banco do Brasil SA	4,796,100	49,581,670
Direcional Engenharia SA *	1,382,292	5,672,703
Equatorial Energia SA	2,565,000	17,201,067
Hapvida Participacoes e Investimentos SA 1,*	18,530,500	16,989,452
Iguatemi SA	1,933,700	9,050,210
Petroleo Brasileiro SA - SP ADR 2	1,193,519	16,506,368
PRIO SA *	1,628,200	12,646,247
Raia Drogasil SA	2,401,152	14,808,491
Rumo SA	1,661,400	7,723,730
SLC Agricola SA	1,641,545	13,113,302
Telefonica Brasil SA - ADR [2]	874,405	7,983,318
Vale SA - SP ADR [2]	1,334,541	17,909,540
WEG SA	971,300	7,671,895
		196,857,993
Peru — 0.65%
Credicorp Ltd. [2]	109,960	16,234,494
Argentina — 0.29%
Grupo Financiero Galicia SA - ADR 2,*	414,545	7,130,174
Total SOUTH AMERICA
(Cost $191,670,469)		220,222,661

	Shares, Principal Amount, or Number of Contracts	Value
MIDDLE EAST — 5.35%
United Arab Emirates — 2.30%
Abu Dhabi National Oil Co for
Distribution PJSC	10,256,242	$10,938,196
Abu Dhabi Ports Co. PJSC *	10,562,920	18,513,142
Dubai Electricity & Water
Authority PJSC	21,170,189	15,100,979
Emaar Properties PJSC	7,334,874	12,892,693
		57,445,010
Saudi Arabia — 2.26%
Dr Sulaiman Al Habib Medical
Services Group Co.	246,951	18,894,167
Nahdi Medical Co.	253,274	11,531,033
Saudi Arabian Oil Co. [1]	2,977,437	25,790,707
		56,215,907
Qatar — 0.44%
Qatar Gas Transport Co. Ltd.	9,740,053	10,898,846
Israel — 0.35%
Elbit Systems Ltd.	41,410	8,667,641
Total MIDDLE EAST
(Cost $128,043,276)		133,227,404

EUROPE — 5.21%
Greece — 1.14%
National Bank of Greece SA *	2,435,385	15,830,996
OPAP SA	728,027	12,695,556
		28,526,552
Italy — 0.88%
PRADA SpA	3,253,700	21,891,697
Spain — 0.63%
Banco Bilbao Vizcaya
Argentaria SA	2,031,178	15,604,938
Poland — 0.52%
Dino Polska SA 1,*	111,978	13,082,776
Ireland — 0.51%
Linde PLC [2]	33,564	12,790,569
Netherlands — 0.49%
BE Semiconductor Industries NV	112,271	12,176,256
United Kingdom — 0.46%
Unilever PLC	219,383	11,434,655
Turkey — 0.37%
BIM Birlesik Magazalar AS	1,413,613	9,262,087
Jersey, C.I. — 0.21%
WNS Holdings Ltd. - ADR 2,*	70,182	5,173,817
Russia — 0.00%
Polyus PJSC *,^	63,751	0
Total EUROPE
(Cost $139,488,980)		129,943,347

Notes to Financial Statements are an integral part of this Schedule.

3

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
AFRICA — 0.39%
South Africa — 0.39%
Standard Bank Group Ltd.	1,043,005	$9,847,558
Total AFRICA
(Cost $10,391,639)		9,847,558
Total COMMON STOCKS
(Cost $2,011,867,501)		2,359,571,164

RIGHTS — 0.00%
FAR EAST — 0.00%
South Korea — 0.00%
Macquarie Korea Infrastructure Fund *	96,218	10,953
Total FAR EAST
(Cost $0)		10,953
Total RIGHTS
(Cost $0)		10,953

SHORT TERM INVESTMENTS — 6.00%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 4.98% [3]
(Cost $149,456,539)	149,456,539	149,456,539

TOTAL INVESTMENTS
(Cost $2,161,324,040)	100.68%	$2,509,038,656
Liabilities in Excess of Other
Assets	(0.68)%	(16,972,774)
Net Assets	100.00%	$2,492,065,882

Security Type	Percent of Net Assets
Rights	0.00%
Common Stocks	94.68%
Short Term Investments	6.00%
Total Investments	100.68%

Liabilities In Excess of Other Assets	(0.68)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	64.43%
North America	16.46%
South America	8.84%
Middle East	5.35%
Europe	5.21%
Africa	0.39%

ADR American Depositary Receipt
NVDR Non-Voting Depositary Receipt
PCL Public Company Limited
PJSC Public Joint Stock Company
PLC Public Limited Company
SP ADR Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $153,720,971, which represents 6% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of June 30, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

4

Driehaus Emerging Markets Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets

Aerospace & Defense	1.49%
Automobiles	0.34%
Banks	15.01%
Beverages	2.35%
Broadline Retail	1.90%
Capital Markets	0.49%
Chemicals	0.51%
Communications Equipment	0.48%
Construction & Engineering	1.60%
Consumer Staples Distribution & Retail	1.94%
Diversified Consumer Services	0.70%
Diversified Telecommunication Services	1.17%
Electric Utilities	1.82%
Electrical Equipment	1.11%
Electronic Equipment, Instruments & Components	2.97%
Energy Equipment & Services	0.64%
Entertainment	1.71%
Financial Services	2.16%
Food Products	0.53%
Ground Transportation	0.31%
Health Care Equipment & Supplies	0.45%
Health Care Providers & Services	2.74%
Hotels, Restaurants & Leisure	5.34%
Household Durables	0.23%

Industry	Percent of Net Assets

Independent Power and Renewable Electricity Producers	0.83%
Insurance	2.16%
Interactive Media & Services	4.72%
Metals & Mining	1.98%
Money Market Fund	6.00%
Multi-Utilities	0.60%
Oil, Gas & Consumable Fuels	6.48%
Passenger Airlines	0.60%
Personal Care Products	1.58%
Pharmaceuticals	1.13%
Professional Services	0.21%
Real Estate Management & Development	2.62%
Semiconductors & Semiconductor Equipment	10.61%
Software	0.64%
Specialty Retail	0.44%
Technology Hardware, Storage & Peripherals	6.40%
Textiles, Apparel & Luxury Goods	1.66%
Tobacco	1.19%
Transportation Infrastructure	1.66%
Wireless Telecommunication Services	1.18%
Liabilities In Excess of Other Assets	(0.68)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

5

Driehaus Emerging Markets Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.45% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	10 Years
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)[1]	4.60%	8.32%	7.29%	4.63%
MSCI Emerging Markets Small Cap Index-N2	13.28%	13.72%	4.93%	4.63%
MSCI Emerging Markets Small Cap Growth Index-N3	13.47%	12.48%	4.86%	4.04%

[1]	The returns reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International Emerging Markets Small Cap Index-Net (MSCI Emerging Markets Small Cap Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap stocks in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Small Cap Growth Index-Net (MSCI Emerging Markets Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance of small cap growth stocks in emerging markets.
Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
6

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.53%
FAR EAST — 67.34%
India — 25.90%
APL Apollo Tubes Ltd.	65,272	$1,040,296
Apollo Hospitals Enterprise Ltd.	21,554	1,341,676
AU Small Finance Bank Ltd. [1]	112,166	1,033,499
BLS International Services Ltd. *	213,173	540,233
CIE Automotive India Ltd.	95,850	603,576
Data Patterns India Ltd.	51,764	1,181,527
Indian Hotels Co. Ltd.	408,978	1,960,944
Jindal Steel & Power Ltd.	191,813	1,363,209
Kajaria Ceramics Ltd.	73,321	1,125,909
KPIT Technologies Ltd.	116,726	1,556,149
L&T Finance Holdings Ltd.	452,457	706,413
Linde India Ltd. *	19,992	1,053,999
Macrotech Developers Ltd. 1,*	165,338	1,373,384
Max Healthcare Institute Ltd. *	251,462	1,839,994
Navin Fluorine International
Ltd.	23,800	1,308,250
Oberoi Realty Ltd.	99,520	1,197,148
One 97 Communications, Ltd. *	104,052	1,103,127
PB Fintech Ltd. *	150,616	1,282,552
Radico Khaitan Ltd.	54,382	802,207
Rainbow Children’s Medicare
Ltd.	114,194	1,341,500
Sula Vineyards Ltd.	236,649	1,321,919
Syngene International Ltd. [1]	89,292	834,046
TVS Motor Co. Ltd.	66,451	1,076,759
Varun Beverages Ltd.	137,511	1,348,424
		28,336,740
China — 17.48%
Akeso, Inc. 1,*	122,000	553,388
Bosideng International
Holdings Ltd.	1,100,000	464,666
Estun Automation Co. Ltd. - A	388,278	1,501,622
Hygeia Healthcare Holdings
Co. Ltd. [1]	492,200	2,673,444
Jiangsu Hengli Hydraulic Co.
Ltd. - A	166,550	1,476,989
Jiumaojiu International
Holdings Ltd. [1]	301,000	495,001
Man Wah Holdings Ltd.	2,317,600	1,551,535
Pacific Basin Shipping Ltd.	4,390,000	1,339,474
Proya Cosmetics Co. Ltd. - A	68,848	1,066,759
Silergy Corp.	93,000	1,158,519
SITC International Holdings Co.
Ltd.	901,000	1,649,885
Sunresin New Materials Co. Ltd.
- A	208,116	1,790,360
Yadea Group Holdings Ltd. [1]	594,000	1,355,016
Yihai International Holding
Ltd. *	359,000	773,254
Zhejiang Weixing New Building
Materials Co. Ltd. - A	450,768	1,274,762
		19,124,674

	Shares, Principal Amount, or Number of Contracts	Value
Taiwan — 14.06%
Accton Technology Corp.	120,000	$1,349,784
ASPEED Technology, Inc.	17,700	1,630,255
Chroma ATE, Inc.	69,000	556,846
Eclat Textile Co. Ltd.	33,000	530,650
eMemory Technology, Inc.	25,000	1,789,365
Lite-On Technology Corp.	318,000	1,058,921
Lotes Co. Ltd.	68,753	1,903,777
Sinbon Electronics Co. Ltd.	181,000	2,150,350
Voltronic Power Technology
Corp.	31,550	1,995,285
Wiwynn Corp.	53,000	2,422,231
		15,387,464
South Korea — 3.38%
HPSP Co. Ltd.	24,202	527,733
Hyundai Mipo Dockyard Co.
Ltd. *	9,963	638,137
Park Systems Corp.	7,612	1,091,138
Samsung Engineering Co. Ltd. *	67,024	1,445,391
		3,702,399
Vietnam — 2.36%
FPT Corp.	660,680	2,582,219
Kazakhstan — 1.61%
Kaspi.KZ JSC [1]	22,166	1,764,414
Indonesia — 1.41%
BFI Finance Indonesia Tbk PT	5,455,100	520,909
Merdeka Battery Materials Tbk
PT *	18,969,800	1,024,881
		1,545,790
Thailand — 1.14%
Bumrungrad Hospital PCL -
NVDR	194,400	1,240,567
Total FAR EAST
(Cost $63,887,768)		73,684,267

MIDDLE EAST — 10.62%
Saudi Arabia — 6.70%
Arabian Drilling Co. *	38,020	1,572,055
Dallah Healthcare Co.	34,917	1,568,827
Leejam Sports Co. JSC	29,748	1,026,802
Mouwasat Medical Services Co.	20,115	1,304,131
Nahdi Medical Co.	22,912	1,043,135
Saudi Airlines Catering Co.	30,900	816,673
		7,331,623
United Arab Emirates — 2.95%
Abu Dhabi Ports Co. PJSC *	807,845	1,415,873
Emirates Central Cooling Systems Corp.	3,688,182	1,815,523
		3,231,396
Qatar — 0.97%
Qatar Gas Transport Co. Ltd.	948,814	1,061,696
Total MIDDLE EAST
(Cost $10,313,773)		11,624,715

Notes to Financial Statements are an integral part of this Schedule.

7

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 9.32%
Mexico — 4.19%
FIBRA Macquarie Mexico [1]	393,400	$697,074
Prologis Property Mexico SA de
CV	220,500	816,199
Ternium SA - SP ADR [2]	40,608	1,610,107
TF Administradora Industrial S
de RL de CV	331,600	632,708
Vista Energy SAB de CV *	34,190	824,663
		4,580,751
Canada — 3.03%
Filo Corp. *	89,700	1,747,618
Ivanhoe Mines Ltd. - A *	171,494	1,566,392
		3,314,010
United States — 2.10%
Copa Holdings SA - A	9,683	1,070,746
Parade Technologies Ltd.	35,455	1,229,052
		2,299,798
Total NORTH AMERICA
(Cost $8,307,918)		10,194,559

SOUTH AMERICA — 6.54%
Brazil — 5.75%
Cury Construtora e
Incorporadora SA	178,504	598,344
Orizon Valorizacao de Residuos
SA *	189,800	1,472,196
PRIO SA *	221,400	1,719,616
Santos Brasil Participacoes SA	513,800	1,080,566
SLC Agricola SA	178,200	1,423,531
		6,294,253
Argentina — 0.79%
Pampa Energia SA - SP ADR
1,2,*	19,842	859,556
Total SOUTH AMERICA
(Cost $5,277,228)		7,153,809

EUROPE — 1.71%
Poland — 1.71%
Dino Polska SA 1,*	15,992	1,868,401
Total EUROPE
(Cost $1,516,658)		1,868,401
Total COMMON STOCKS
(Cost $89,303,345)		104,525,751

PREFERRED STOCKS — 0.98%
SOUTH AMERICA — 0.98%
Brazil — 0.98%
Bradespar SA, 5.56% [3]	230,500	1,070,134
Total SOUTH AMERICA
(Cost $1,138,624)		1,070,134
Total PREFERRED STOCKS
(Cost $1,138,624)		1,070,134

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 5.67%
Northern Institutional
U.S. Government Select
Portfolio (Shares Class),
4.98% [4]
(Cost $6,209,982)	6,209,982	$6,209,982

TOTAL INVESTMENTS
(Cost $96,651,951)	102.18%	$111,805,867
Liabilities in Excess of Other
Assets	(2.18)%	(2,388,254)
Net Assets	100.00%	$109,417,613

JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $13,507,223, which represents 12% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of June 30, 2023 is disclosed.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	95.53%
Preferred Stocks	0.98%
Short Term Investments	5.67%
Total Investments	102.18%

Liabilities In Excess of Other Assets	(2.18)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	67.34%
North America	14.99%
Middle East	10.62%
South America	7.52%
Europe	1.71%

Notes to Financial Statements are an integral part of this Schedule.

8

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.08%
Automobile Components	0.55%
Automobiles	2.22%
Banks	0.95%
Beverages	3.17%
Biotechnology	0.51%
Building Products	2.20%
Chemicals	3.80%
Commercial Services & Supplies	2.09%
Communications Equipment	1.23%
Construction & Engineering	1.32%
Consumer Finance	2.08%
Consumer Staples Distribution & Retail	2.66%
Electric Utilities	0.79%
Electrical Equipment	1.82%
Electronic Equipment, Instruments & Components	5.22%
Energy Equipment & Services	1.44%
Equity Real Estate Investment Trusts	1.97%
Financial Services	1.66%
Food Products	2.01%
Health Care Providers & Services	10.34%
Hotels, Restaurants & Leisure	3.18%

Industry	Percent of Net Assets
Household Durables	1.97%
Insurance	1.17%
IT Services	2.36%
Life Sciences Tools & Services	0.76%
Machinery	3.30%
Marine	2.73%
Metals & Mining	8.62%
Money Market Fund	5.67%
Oil, Gas & Consumable Fuels	3.29%
Passenger Airlines	0.98%
Personal Care Products	0.97%
Professional Services	0.49%
Real Estate Management & Development	2.35%
Semiconductors & Semiconductor Equipment	5.79%
Software	1.42%
Technology Hardware, Storage & Peripherals	3.18%
Textiles, Apparel & Luxury Goods	0.90%
Transportation Infrastructure	2.28%
Water Utilities	1.66%
Liabilities In Excess of Other Assets	(2.18)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

9

Driehaus Global Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since April 10, 2017 (the date of the fund’s inception), with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.12% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	Since Inception (4/10/17 - 6/30/23)
Driehaus Global Fund (DMAGX)[1]	11.34%	5.05%	5.75%	6.79%
MSCI ACWI Index-N*,2	16.53%	10.99%	8.10%	9.00%
MSCI Emerging Markets Index-N3	1.75%	2.32%	0.93%	2.97%

*	Effective April 30, 2023, the Fund elected to change its benchmark index from the MSCI Emerging Markets Index-Net to the MSCI ACWI Index Net. The Fund believes the composition of the MSCI ACWI Index Net more accurately reflects the Fund’s current investment strategy and portfolio characteristics.
[1]	Prior to April 30, 2023, the Driehaus Global Fund was known as the Driehaus Emerging Markets Opportunities Fund, and prior to January 29, 2020, the Driehaus Emerging Markets Opportunities Fund was known as the Driehaus Multi-Asset Growth Economies Fund. The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Morgan Stanley Capital International All Country World Index-Net (MSCI ACWI Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets. Data is in U.S. dollars and is calculate with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
[3]	The Morgan Stanley Capital International Emerging Markets Index-Net (MSCI Emerging Markets Index-N) is a market capitalization-weighted index designed to measure equity market performance in emerging markets. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
10

Driehaus Global Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.91%
NORTH AMERICA — 57.40%
United States — 51.52%
Alphabet, Inc. - A *	6,576	$787,147
Amazon.com Ltd. *	5,396	703,423
Apple, Inc.	7,933	1,538,764
Applied Materials, Inc.	3,373	487,533
Arista Networks, Inc. *	2,419	392,023
Boston Scientific Corp. *	5,437	294,087
Broadcom, Inc.	488	423,306
Chipotle Mexican Grill, Inc. *	197	421,383
Eli Lilly & Co.	1,522	713,788
Equinix, Inc.	333	261,052
Exact Sciences Corp. *	2,815	264,329
Exxon Mobil Corp.	13,084	1,403,259
Ingredion, Inc.	4,359	461,836
Intuitive Surgical, Inc. *	803	274,578
JPMorgan Chase & Co.	6,220	904,637
Lam Research Corp.	841	540,645
Lamb Weston Holdings, Inc.	2,519	289,559
Liberty Media Corp.-Liberty
Formula One - C *	6,789	511,076
LKQ Corp.	9,923	578,213
Marriott International, Inc. - A	1,596	293,169
Marvell Technology, Inc.	4,409	263,570
Mastercard, Inc. - A	1,289	506,964
MercadoLibre, Inc. *	184	217,966
Meta Platforms, Inc. - A *	3,662	1,050,921
Microsoft Corp.	6,285	2,140,294
Molson Coors Beverage Co. - B	7,064	465,094
MongoDB, Inc. *	1,467	602,922
Monolithic Power Systems, Inc.	768	414,897
Netflix, Inc. *	2,936	1,293,279
NVIDIA Corp.	2,354	995,789
Oracle Corp.	3,846	458,020
PACCAR, Inc.	6,688	559,451
Palo Alto Networks, Inc. *	1,986	507,443
Prologis, Inc.	2,155	264,268
Regions Financial Corp.	17,268	307,716
Roper Technologies, Inc.	1,243	597,634
Samsonite International SA 1,*	172,554	487,947
ServiceNow, Inc. *	1,136	638,398
Southern Copper Corp.	8,889	637,697
The Boeing Co. *	3,103	655,229
Uber Technologies, Inc. *	19,894	858,824
Vertex Pharmaceuticals, Inc. *	1,688	594,024
Walmart, Inc.	5,041	792,344
Yum! Brands, Inc.	2,766	383,229
		27,237,727
Canada — 4.62%
Alimentation Couche-Tard, Inc.	9,400	482,009
Cameco Corp. [2]	17,533	549,309
Dollarama, Inc.	7,000	474,082
Franco-Nevada Corp.	3,000	427,575

	Shares, Principal Amount, or Number of Contracts	Value
Nutrien Ltd. [2]	8,659	$511,314
		2,444,289
Mexico — 1.26%
Grupo Financiero Banorte SAB
de CV - O	80,971	666,141
Total NORTH AMERICA
(Cost $27,183,554)		30,348,157

FAR EAST — 19.09%
Japan — 6.67%
Japan Airport Terminal Co. Ltd.	14,200	642,285
Kikkoman Corp.	6,400	365,495
Nintendo Co. Ltd.	9,100	414,854
Panasonic Holdings Corp.	52,800	647,430
Sony Group Corp.	9,900	893,675
Unicharm Corp.	15,200	565,210
		3,528,949
India — 3.62%
Apollo Hospitals Enterprise Ltd.	4,666	290,445
ICICI Bank Ltd. - SP ADR [2]	20,889	482,118
KPIT Technologies Ltd.	16,900	225,305
Max Healthcare Institute Ltd. *	57,668	421,968
One 97 Communications, Ltd. *	20,624	218,649
Titan Co. Ltd.	7,458	277,695
		1,916,180
Taiwan — 3.36%
ASPEED Technology, Inc.	3,000	276,314
Delta Electronics, Inc.	33,986	376,644
Sinbon Electronics Co. Ltd.	17,136	203,582
Taiwan Semiconductor
Manufacturing Co. Ltd.	49,668	917,534
		1,774,074
South Korea — 2.02%
Samsung Electronics Co. Ltd.	19,366	1,066,356
China — 1.31%
AIA Group Ltd. [1]	31,400	318,914
Tencent Holdings Ltd.	8,853	375,378
		694,292
Singapore — 0.83%
United Overseas Bank Ltd.	21,200	439,927
Philippines — 0.74%
BDO Unibank, Inc.	156,000	390,637
Indonesia — 0.54%
Bank Central Asia Tbk PT	462,045	283,371
Total FAR EAST
(Cost $7,737,528)		10,093,786

EUROPE — 18.87%
United Kingdom — 4.33%
AstraZeneca PLC - SP ADR [2]	5,320	380,752
RELX PLC	11,298	376,910
Rolls-Royce Holdings PLC *	269,575	518,393
Shell PLC	15,824	476,670
Unilever PLC	10,273	535,448
		2,288,173

Notes to Financial Statements are an integral part of this Schedule.

11

Driehaus Global Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
France — 3.44%
Accor SA	14,270	$531,007
Danone SA	4,560	279,453
LVMH Moet Hennessy Louis
Vuitton SE	211	198,954
Safran SA	1,840	288,346
Schneider Electric SE	2,874	522,139
		1,819,899
Germany — 2.72%
adidas AG	2,051	398,157
RWE AG	12,980	565,620
SAP SE	3,492	477,033
		1,440,810
Netherlands — 2.11%
Airbus SE	3,980	575,435
ASML Holding NV	742	538,194
		1,113,629
Italy — 2.02%
PRADA SpA	55,300	372,072
UniCredit SpA	30,016	697,980
		1,070,052
Spain — 1.93%
Banco Bilbao Vizcaya
Argentaria SA	85,841	659,491
Iberdrola SA	27,517	359,339
		1,018,830
Switzerland — 1.39%
ABB Ltd.	9,539	375,272
The Swatch Group AG	1,235	361,105
		736,377
Jersey, C.I. — 0.93%
Ferguson PLC [2]	3,118	490,493
Total EUROPE
(Cost $9,385,626)		9,978,263

SOUTH AMERICA — 0.55%
Brazil — 0.55%
Banco do Brasil SA	28,300	292,563
Total SOUTH AMERICA
(Cost $180,731)		292,563
Total COMMON STOCKS
(Cost $44,487,439)		50,712,769

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 4.90%
Northern Institutional
U.S. Government Select
Portfolio (Shares Class),
4.98% [3,4]
(Cost $2,590,443)	2,590,443	$2,590,443

TOTAL INVESTMENTS
(Cost $47,077,882)	100.81%	$53,303,212
Liabilities in Excess of Other
Assets	(0.81)%	(429,578)
Net Assets	100.00%	$52,873,634

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $806,861, which represents 2% of Net Assets (see Note F in the Notes to Financial Statements).
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of June 30, 2023 is disclosed.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	95.91%
Short Term Investments	4.90%
Total Investments	100.81%

Liabilities In Excess of Other Assets	(0.81)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
North America	62.29%
Far East	19.09%
Europe	18.88%
South America	0.55%

Notes to Financial Statements are an integral part of this Schedule.

12

Driehaus Global Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.85%
Banks	9.69%
Beverages	0.88%
Biotechnology	1.62%
Broadline Retail	2.63%
Chemicals	0.97%
Communications Equipment	0.74%
Consumer Staples Distribution & Retail	2.41%
Distributors	1.09%
Electric Utilities	0.68%
Electrical Equipment	1.70%
Electronic Equipment, Instruments & Components	1.10%
Entertainment	4.20%
Financial Services	1.37%
Food Products	2.64%
Ground Transportation	1.62%
Health Care Equipment & Supplies	1.08%
Health Care Providers & Services	1.35%
Hotels, Restaurants & Leisure	3.08%
Household Durables	2.91%
Household Products	1.07%
Independent Power and Renewable Electricity
Producers	1.07%

Industry	Percent of Net Assets
Industrial Real Estate Investment Trusts	0.50%
Insurance	0.60%
Interactive Media & Services	4.19%
IT Services	1.14%
Machinery	1.06%
Metals & Mining	2.02%
Money Market Fund	4.90%
Oil, Gas & Consumable Fuels	4.59%
Personal Care Products	1.01%
Pharmaceuticals	2.07%
Professional Services	0.72%
Semiconductors & Semiconductor Equipment	9.18%
Software	9.55%
Specialized Real Estate Investment Trusts	0.49%
Technology Hardware, Storage & Peripherals	4.93%
Textiles, Apparel & Luxury Goods	3.96%
Trading Companies & Distributors	0.93%
Transportation Infrastructure	1.22%
Liabilities In Excess of Other Assets	(0.81)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

13

Driehaus International Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.16% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	10 Years
Driehaus International Small Cap Growth Fund (DRIOX)	10.78%	6.79%	4.20%	7.82%
MSCI AC World ex USA Small Cap Growth Index-N1	10.61%	5.21%	2.41%	6.01%

[1]	The Morgan Stanley Capital International All Country World ex USA Small Cap Growth Index-Net (MSCI AC World ex USA Small Cap Growth Index-N) is a market capitalization-weighted index designed to measure equity market performance in global developed markets and emerging markets, excluding the U.S., and is composed of stocks which are categorized as small capitalization growth stocks. Data is in U.S. dollars and is calculated with net dividend reinvestment. Source: Morgan Stanley Capital International Inc.
14

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.71%
EUROPE — 51.11%
United Kingdom — 10.74%
Abcam PLC - SP ADR 1,*	124,360	$3,043,089
Balfour Beatty PLC	372,204	1,611,751
ConvaTec Group PLC [2]	1,114,605	2,906,968
Cranswick PLC	23,151	955,038
Fevertree Drinks PLC	72,698	1,124,291
Network International Holdings
PLC 2,*	261,289	1,272,927
OSB Group PLC	173,799	1,063,781
Pets at Home Group PLC	320,177	1,535,216
Rolls-Royce Holdings PLC *	1,306,600	2,512,596
Serco Group PLC	1,175,125	2,323,681
WH Smith PLC	125,663	2,477,699
Yellow Cake PLC 2,*	246,991	1,284,886
		22,111,923
Germany — 9.23%
AIXTRON SE	60,152	2,042,616
Covestro AG 2,*	42,740	2,223,877
CTS Eventim AG & Co KGaA	23,137	1,463,326
Fielmann AG	19,608	1,044,882
Gerresheimer AG	40,892	4,603,397
GFT Technologies SE	22,283	628,669
HUGO BOSS AG	37,548	2,934,803
KION Group AG	38,457	1,550,228
Rheinmetall AG	3,866	1,059,099
Scout24 SE [2]	22,994	1,457,032
		19,007,929
Denmark — 3.94%
Ambu A/S - B *	145,919	2,392,105
GN Store Nord AS *	60,885	1,522,646
ISS A/S	98,707	2,088,102
Royal Unibrew A/S	23,547	2,107,771
		8,110,624
Italy — 3.93%
Amplifon SpA	46,267	1,697,065
Banco BPM SpA	483,360	2,245,127
Leonardo SpA	242,078	2,748,767
Saipem SpA *	1,011,891	1,408,962
		8,099,921
Switzerland — 3.71%
Burckhardt Compression
Holding AG	1,493	876,732
Comet Holding AG	5,271	1,347,280
Flughafen Zurich AG	11,285	2,347,320
Siegfried Holding AG *	1,754	1,450,402
Tecan Group AG	4,185	1,608,185
		7,629,919
France — 3.67%
Coface SA	108,322	1,494,190
Edenred	27,842	1,864,978
IPSOS	13,744	764,760
SES-imagotag SA *	6,145	630,529

	Shares, Principal Amount, or Number of Contracts	Value
Sopra Steria Group SACA	14,045	$2,804,019
		7,558,476
Netherlands — 2.78%
BE Semiconductor Industries
NV	13,464	1,460,227
Corbion NV	28,596	682,991
Fugro NV *	229,873	3,581,403
		5,724,621
Finland — 2.65%
Metso OYJ	451,795	5,451,689
Ireland — 2.43%
Glanbia PLC	270,982	4,003,718
James Hardie Industries PLC *	37,330	995,814
		4,999,532
Austria — 1.82%
DO & CO AG *	27,399	3,743,699
Spain — 1.54%
Indra Sistemas SA	168,438	2,130,862
Viscofan SA	14,913	1,030,781
		3,161,643
Sweden — 1.46%
Note AB *	46,182	972,368
The Thule Group AB [2]	69,310	2,039,273
		3,011,641
Belgium — 1.36%
Lotus Bakeries NV	219	1,738,882
Shurgard Self Storage Ltd.	23,318	1,065,212
		2,804,094
Norway — 0.90%
Aker Solutions ASA	314,861	1,140,188
Schibsted ASA - A	41,025	720,451
		1,860,639
Poland — 0.59%
Dino Polska SA 2,*	10,408	1,216,003
Jersey, C.I. — 0.36%
WNS Holdings Ltd. - ADR 1,*	10,090	743,835
Total EUROPE
(Cost $92,744,570)		105,236,188

FAR EAST — 30.11%
Japan — 20.52%
ABC-Mart, Inc.	36,400	1,978,096
Asahi Intecc Co. Ltd.	69,800	1,374,220
Asics Corp.	146,800	4,542,878
Azbil Corp.	49,400	1,563,508
Calbee, Inc.	35,300	667,891
Capcom Co. Ltd.	51,800	2,053,375
CKD Corp.	91,400	1,499,201
Fujitec Co. Ltd.	43,850	1,122,642
Fukuoka Financial Group, Inc.	57,200	1,182,236
Goldwin, Inc.	22,400	1,907,189
Harmonic Drive Systems, Inc.	43,400	1,398,730
Hoshizaki Corp.	87,300	3,134,302
IHI Corp.	42,900	1,163,550

Notes to Financial Statements are an integral part of this Schedule.

15

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kusuri no Aoki Holdings Co.
Ltd.	37,100	$2,091,027
MINEBEA MITSUMI, Inc.	64,354	1,220,580
MonotaRO Co. Ltd.	162,990	2,081,450
Morinaga & Co. Ltd.	75,900	2,375,466
NET One Systems Co. Ltd.	56,700	1,245,610
Nichias Corp.	53,630	1,117,785
Rohto Pharmaceutical Co. Ltd.	106,900	2,409,850
Sundrug Co. Ltd.	87,400	2,592,508
Tokai Carbon Co. Ltd.	147,200	1,354,970
Visional, Inc. *	17,500	972,313
Yokogawa Electric Corp.	64,600	1,195,819
		42,245,196
India — 2.50%
APL Apollo Tubes Ltd.	62,019	988,450
Indian Hotels Co. Ltd.	204,461	980,338
KPIT Technologies Ltd.	90,873	1,211,486
Max Healthcare Institute Ltd. *	201,583	1,475,021
One 97 Communications, Ltd. *	47,417	502,700
		5,157,995
Taiwan — 1.75%
Hiwin Technologies Corp.	160,000	1,225,326
Lotes Co. Ltd.	37,000	1,024,534
Vanguard International
Semiconductor Corp.	478,000	1,357,479
		3,607,339
South Korea — 1.69%
HD Hyundai Electric Co. Ltd.	27,088	1,343,399
HPSP Co. Ltd.	25,465	555,273
KT Corp.	34,223	774,702
LEENO Industrial, Inc.	3,461	388,900
Park Systems Corp.	2,846	407,958
		3,470,232
Indonesia — 1.22%
Indosat Tbk PT	2,603,200	1,501,561
Sumber Alfaria Trijaya Tbk PT	5,899,000	1,016,467
		2,518,028
China — 0.87%
New Horizon Health Ltd. 2,*	257,000	903,481
Topsports International
Holdings Ltd. [2]	1,028,000	894,384
		1,797,865
Australia — 0.79%
Cochlear Ltd.	6,740	1,032,623
Paladin Energy Ltd. *	1,194,949	587,704
		1,620,327
Thailand — 0.46%
Bumrungrad Hospital PCL -
NVDR	149,000	950,846
Singapore — 0.31%
Hafnia Ltd.	129,433	632,536
Total FAR EAST
(Cost $58,746,227)		62,000,364

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 11.04%
Canada — 8.59%
Boardwalk REIT	43,974	$2,064,347
Boyd Group Services, Inc.	5,400	1,030,270
CAE, Inc. *	109,900	2,459,736
Cameco Corp.	72,500	2,270,636
Element Fleet Management
Corp.	179,700	2,737,381
K92 Mining, Inc. *	153,154	664,756
Kinaxis, Inc. *	26,911	3,845,444
Major Drilling Group
International, Inc. *	111,833	771,582
Xenon Pharmaceuticals, Inc. 1,*	47,908	1,844,458
		17,688,610
United States — 1.41%
Samsonite International SA 2,*	1,029,600	2,911,497
Mexico — 1.04%
Banco del Bajio SA [2]	196,446	600,114
GCC SAB de CV	180,686	1,540,534
		2,140,648
Total NORTH AMERICA
(Cost $20,196,681)		22,740,755

MIDDLE EAST — 1.31%
Israel — 1.31%
Nice Ltd. - SP ADR 1,*	13,019	2,688,423
Total MIDDLE EAST
(Cost $2,702,308)		2,688,423

SOUTH AMERICA — 1.14%
Brazil — 1.14%
Embraer SA - SP ADR 1,*	151,169	2,337,073
Total SOUTH AMERICA
(Cost $1,942,544)		2,337,073
Total COMMON STOCKS
(Cost $176,332,330)		195,002,803

PREFERRED STOCKS — 1.06%
EUROPE — 1.06%
Germany — 1.06%
FUCHS PETROLUB SE, 2.96% [3]	55,124	2,180,966
Total EUROPE
(Cost $2,013,550)		2,180,966
Total PREFERRED STOCKS
(Cost $2,013,550)		2,180,966

Notes to Financial Statements are an integral part of this Schedule.

16

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.84%
Northern Institutional
U.S. Government Select
Portfolio (Shares Class),
4.98% [4]
(Cost $7,908,278)	7,908,278	$7,908,278

TOTAL INVESTMENTS
(Cost $186,254,158)	99.61%	$205,092,047
Other Assets In Excess of
Liabilities	0.39%	804,859
Net Assets	100.00%	$205,896,906

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $17,710,442, which represents 9% of Net Assets (see Note F in the Notes to Financial Statements).
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of June 30, 2023 is disclosed.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	94.71%
Preferred Stocks	1.06%
Short Term Investments	3.84%
Total Investments	99.61%

Other Assets In Excess of Liabilities	0.39%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	52.17%
Far East	30.11%
North America	14.88%
Middle East	1.31%
South America	1.14%

Notes to Financial Statements are an integral part of this Schedule.

17

Driehaus International Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	5.40%
Banks	1.95%
Beverages	1.57%
Biotechnology	2.38%
Building Products	0.54%
Chemicals	3.13%
Commercial Services & Supplies	4.47%
Construction & Engineering	2.52%
Construction Materials	1.23%
Consumer Staples Distribution & Retail	3.36%
Diversified Telecommunication Services	0.38%
Electrical Equipment	0.65%
Electronic Equipment, Instruments & Components	3.47%
Energy Equipment & Services	1.23%
Entertainment	1.71%
Financial Services	3.62%
Food Products	5.22%
Health Care Equipment & Supplies	3.74%
Health Care Providers & Services	2.44%
Hotels, Restaurants & Leisure	0.47%
Household Durables	0.74%
Insurance	0.72%
Interactive Media & Services	0.71%

Industry	Percent of Net Assets
IT Services	3.30%
Leisure Products	0.99%
Life Sciences Tools & Services	3.73%
Machinery	9.06%
Media	0.72%
Metals & Mining	1.18%
Money Market Fund	3.84%
Oil, Gas & Consumable Fuels	1.70%
Personal Care Products	1.17%
Professional Services	0.83%
Real Estate Management & Development	0.52%
Residential Real Estate Investment Trusts (REITs)	1.00%
Semiconductors & Semiconductor Equipment	2.82%
Software	3.77%
Specialty Retail	3.85%
Textiles, Apparel & Luxury Goods	5.98%
Trading Companies & Distributors	1.63%
Transportation Infrastructure	1.14%
Wireless Telecommunication Services	0.73%
Other Assets In Excess of Liabilities	0.39%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

18

Driehaus Micro Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Limited Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.42% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	Fund Only 5 Years	Since Inception (11/18/13 - 6/30/23)	Including Predecessor Limited Partnership 10 Years
Driehaus Micro Cap Growth Fund (DMCRX)[1]	21.11%	13.35%	14.26%	15.59%	16.73%
Russell Microcap® Growth Index[2]	12.41%	1.45%	0.32%	4.36%	5.83%

[1]	The Driehaus Micro Cap Growth Fund (the “Fund”) performance shown above includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. on November 18, 2013. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. The returns for periods prior to November 18, 2016, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by FTSE Russell’s leading style methodology. The Russell Microcap® Growth Index is constructed to provide a comprehensive and unbiased barometer for the microcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.
19

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.97%
HEALTH CARE — 33.37%
Biotechnology — 16.99%
89bio, Inc. *	48,544	$919,909
ACELYRIN, Inc. *	80,420	1,680,778
ADMA Biologics, Inc. *	211,150	779,143
Aerovate Therapeutics, Inc. *	34,155	585,758
Apellis Pharmaceuticals, Inc. *	8,032	731,715
Astria Therapeutics, Inc. *	72,107	600,651
Biohaven Ltd. *	48,840	1,168,253
Biomea Fusion, Inc. *	61,586	1,351,813
Chinook Therapeutics, Inc. *	6,440	247,425
Crinetics Pharmaceuticals, Inc. *	159,013	2,865,414
Day One Biopharmaceuticals,
Inc. *	54,841	654,802
Dynavax Technologies Corp. *	118,792	1,534,793
Ideaya Biosciences, Inc. *	29,414	691,229
ImmunoGen, Inc. *	131,829	2,487,613
Ironwood Pharmaceuticals, Inc.
*	50,031	532,330
KalVista Pharmaceuticals, Inc. *	65,319	587,871
Merus NV 1,*	77,403	2,038,021
Mineralys Therapeutics, Inc. *	33,427	569,930
Morphic Holding, Inc. *	36,972	2,119,605
Nuvalent, Inc. - A *	79,574	3,355,636
REVOLUTION Medicines, Inc. *	24,501	655,402
SpringWorks Therapeutics, Inc.
*	44,670	1,171,247
Vaxcyte, Inc. *	41,944	2,094,683
Veracyte, Inc. *	46,410	1,182,063
Viridian Therapeutics, Inc. *	9,382	223,198
Xenon Pharmaceuticals, Inc. 1,*	123,851	4,768,263
		35,597,545
Health Care Equipment & Supplies — 9.75%
Alphatec Holdings, Inc. *	174,528	3,138,013
EDAP TMS SA - ADR 1,*	89,486	825,061
Establishment Labs Holdings,
Inc. 1,*	23,650	1,622,627
Inspire Medical Systems, Inc. *	7,677	2,492,261
LeMaitre Vascular, Inc.	11,534	776,008
PROCEPT BioRobotics Corp. *	26,995	954,273
RxSight, Inc. *	53,088	1,528,934
Tactile Systems Technology,
Inc. *	48,344	1,205,216
TransMedics Group, Inc. *	62,626	5,259,332
Treace Medical Concepts, Inc. *	103,288	2,642,107
		20,443,832
Pharmaceuticals — 4.84%
DICE Therapeutics, Inc. *	68,018	3,160,116
Harrow Health, Inc. *	53,829	1,024,904
Structure Therapeutics, Inc. *	72,764	3,024,800

	Shares, Principal Amount, or Number of Contracts	Value
Terns Pharmaceuticals, Inc. *	74,596	$652,715
Ventyx Biosciences, Inc. *	69,478	2,278,878
		10,141,413
Health Care Providers & Services — 1.30%
Hims & Hers Health, Inc. *	204,384	1,921,210
NeoGenomics, Inc. *	49,777	799,916
		2,721,126
Health Care Technology — 0.49%
Phreesia, Inc. *	32,878	1,019,547
Total HEALTH CARE
(Cost $50,002,740)		69,923,463

INDUSTRIALS — 18.41%
Machinery — 5.02%
Blue Bird Corp. *	62,346	1,401,538
Energy Recovery, Inc. *	61,424	1,716,801
Federal Signal Corp.	47,596	3,047,572
The Shyft Group, Inc.	60,740	1,339,924
Wabash National Corp.	117,715	3,018,213
		10,524,048
Construction & Engineering — 3.26%
MYR Group, Inc. *	17,023	2,354,962
Primoris Services Corp.	72,274	2,202,189
Sterling Infrastructure, Inc. *	40,835	2,278,593
		6,835,744
Trading Companies & Distributors — 2.21%
FTAI Aviation Ltd.	78,173	2,474,957
GMS, Inc. *	16,366	1,132,528
McGrath RentCorp	11,017	1,018,852
		4,626,337
Electrical Equipment — 1.92%
Enovix Corp. *	148,115	2,671,994
Fluence Energy, Inc. *	50,392	1,342,443
		4,014,437
Commercial Services & Supplies — 1.77%
ACV Auctions, Inc. - A *	93,457	1,614,003
Montrose Environmental
Group, Inc. *	40,619	1,710,872
Performant Financial Corp. *	139,653	377,063
		3,701,938
Aerospace & Defense — 1.65%
AAR Corp. *	42,806	2,472,474
Kratos Defense & Security
Solutions, Inc. *	69,123	991,224
		3,463,698
Professional Services — 0.87%
Huron Consulting Group, Inc. *	21,559	1,830,575
Passenger Airlines — 0.87%
Sun Country Airlines Holdings,
Inc. *	80,834	1,817,148

Notes to Financial Statements are an integral part of this Schedule.

20

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Building Products — 0.84%
Tecnoglass, Inc.	34,225	$1,768,063
Total INDUSTRIALS
(Cost $31,319,380)		38,581,988

INFORMATION TECHNOLOGY — 17.25%
Semiconductors & Semiconductor Equipment — 7.47%
Aehr Test Systems *	103,089	4,252,421
Axcelis Technologies, Inc. *	22,319	4,091,742
Credo Technology Group
Holding Ltd. *	37,274	646,331
Impinj, Inc. *	8,248	739,433
Maxeon Solar Technologies
Ltd. 1,*	62,820	1,769,011
PDF Solutions, Inc. *	22,637	1,020,929
SkyWater Technology, Inc. *	89,788	845,803
SMART Global Holdings, Inc. *	78,539	2,278,417
		15,644,087
Communications Equipment — 4.17%
Aviat Networks, Inc. *	35,776	1,193,845
Calix, Inc. *	21,123	1,054,249
Clearfield, Inc. *	19,216	909,878
Digi International, Inc. *	62,518	2,462,584
Extreme Networks, Inc. *	73,228	1,907,589
Harmonic, Inc. *	74,521	1,205,005
		8,733,150
Software — 2.65%
Agilysys, Inc. *	43,189	2,964,493
Couchbase, Inc. *	29,468	466,184
Model N, Inc. *	26,289	929,579
Yext, Inc. *	106,429	1,203,712
		5,563,968
Electronic Equipment, Instruments & Components — 1.83%
Arlo Technologies, Inc. *	198,490	2,165,526
Napco Security Technologies,
Inc.	48,059	1,665,244
		3,830,770
IT Services — 1.13%
Fastly, Inc. - A *	150,652	2,375,782
Total INFORMATION
TECHNOLOGY
(Cost $28,197,206)		36,147,757

CONSUMER DISCRETIONARY — 11.86%
Hotels, Restaurants & Leisure — 4.25%
First Watch Restaurant Group,
Inc. *	44,800	757,120
Full House Resorts, Inc. *	66,221	443,681
Kura Sushi USA, Inc. - A *	33,390	3,103,601
Playa Hotels & Resorts NV 1,*	200,289	1,630,352
Portillo’s, Inc. - A *	35,895	808,714

	Shares, Principal Amount, or Number of Contracts	Value
Xponential Fitness, Inc. - A *	125,138	$2,158,631
		8,902,099
Automobile Components — 2.88%
Gentherm, Inc. *	20,261	1,144,949
Modine Manufacturing Co. *	74,666	2,465,471
XPEL, Inc. *	28,767	2,422,757
		6,033,177
Household Durables — 2.38%
Century Communities, Inc.	22,998	1,762,107
Installed Building Products,
Inc.	23,052	3,230,968
		4,993,075
Diversified Consumer Services — 2.35%
OneSpaWorld Holdings Ltd. 1,*	192,343	2,327,350
Stride, Inc. *	38,287	1,425,425
WW International, Inc. *	173,127	1,163,414
		4,916,189
Total CONSUMER
DISCRETIONARY
(Cost $21,329,073)		24,844,540

CONSUMER STAPLES — 7.40%
Beverages — 3.31%
Celsius Holdings, Inc. *	12,396	1,849,359
MGP Ingredients, Inc.	8,108	861,718
The Duckhorn Portfolio, Inc. *	66,602	863,828
The Vita Coco Co., Inc. *	124,681	3,350,179
		6,925,084
Personal Care Products — 2.42%
elf Beauty, Inc. *	44,466	5,079,351
Food Products — 1.67%
Sovos Brands, Inc. *	124,196	2,429,274
SunOpta, Inc. 1,*	77,710	519,880
The Real Good Food Co., Inc. *	70,295	243,923
Vital Farms, Inc. *	26,218	314,354
		3,507,431
Total CONSUMER STAPLES
(Cost $9,191,613)		15,511,866

FINANCIALS — 3.78%
Financial Services — 2.06%
Flywire Corp. *	76,767	2,382,848
I3 Verticals, Inc. - A *	10,836	247,711
International Money Express,
Inc. *	30,303	743,333
Remitly Global, Inc. *	50,365	947,869
		4,321,761
Banks — 1.30%
The Bancorp, Inc. *	63,024	2,057,734

Notes to Financial Statements are an integral part of this Schedule.

21

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Triumph Financial, Inc. *	10,909	$662,394
		2,720,128
Insurance — 0.42%
Skyward Specialty Insurance
Group, Inc. *	34,623	879,424
Total FINANCIALS
(Cost $7,239,131)		7,921,313

COMMUNICATION SERVICES — 3.00%
Media — 3.00%
Gambling.com Group Ltd. 1,*	58,790	602,009
Magnite, Inc. *	224,198	3,060,303
Perion Network Ltd. 1,*	85,403	2,619,310
		6,281,622
Total COMMUNICATION
SERVICES
(Cost $5,226,213)		6,281,622

MATERIALS — 2.03%
Metals & Mining — 1.59%
ATI, Inc. *	75,377	3,333,925
Chemicals — 0.27%
Aspen Aerogels, Inc. *	72,517	572,159
Construction Materials — 0.17%
Knife River Corp. *	8,043	349,870
Total MATERIALS
(Cost $3,008,118)		4,255,954

ENERGY — 1.87%
Oil, Gas & Consumable Fuels — 1.46%
Green Plains, Inc. *	35,044	1,129,819
Uranium Energy Corp. *	567,980	1,931,132
		3,060,951
Energy Equipment & Services — 0.41%
Oceaneering International, Inc.
*	45,737	855,282
Total ENERGY
(Cost $4,361,614)		3,916,233
Total COMMON STOCKS
(Cost $159,875,088)		207,384,736

WARRANTS — 0.00%
EQRx, Inc., Exp. 12/31/28,
Strike $11.50 *	16,750	2,694
Total WARRANTS
(Cost $0)		2,694

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.95%
Northern Institutional
U.S. Government Select
Portfolio (Shares Class),
4.98% [2]
(Cost $1,991,284)	1,991,284	$1,991,284

TOTAL INVESTMENTS
(Cost $161,866,372)	99.92%	$209,378,714
Other Assets In Excess of
Liabilities	0.08%	173,356
Net Assets	100.00%	$209,552,070

ADR American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2023 is disclosed.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	98.97%
Warrants	0.00%
Short Term Investments	0.95%
Total Investments	99.92%

Other Assets In Excess of Liabilities	0.08%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

22

Driehaus Micro Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.65%
Automobile Components	2.88%
Banks	1.30%
Beverages	3.31%
Biotechnology	16.99%
Building Products	0.84%
Chemicals	0.27%
Commercial Services & Supplies	1.77%
Communications Equipment	4.17%
Construction & Engineering	3.26%
Construction Materials	0.17%
Diversified Consumer Services	2.35%
Electrical Equipment	1.92%
Electronic Equipment, Instruments & Components	1.83%
Energy Equipment & Services	0.41%
Financial Services	2.06%
Food Products	1.67%
Health Care Equipment & Supplies	9.75%
Health Care Providers & Services	1.30%
Health Care Technology	0.49%

Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	4.25%
Household Durables	2.38%
Insurance	0.42%
IT Services	1.13%
Machinery	5.02%
Media	3.00%
Metals & Mining	1.59%
Money Market Fund	0.95%
Oil, Gas & Consumable Fuels	1.46%
Passenger Airlines	0.87%
Personal Care Products	2.42%
Pharmaceuticals	4.84%
Professional Services	0.87%
Semiconductors & Semiconductor Equipment	7.47%
Software	2.65%
Trading Companies & Distributors	2.21%
Other Assets In Excess of Liabilities	0.08%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

23

Driehaus Small Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods (which includes performance of the Predecessor Partnership), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratios for the Investor Class and Institutional Class are 1.00% and 0.75%, respectively, as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

	Fund Only				Including Predecessor Limited Partnership
Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	Since Inception (8/21/17 - 6/30/23)	10 Years
Driehaus Small Cap Growth Fund Investor Class (DVSMX)[1]	18.26%	10.51%	12.30%	17.28%	15.20%
Driehaus Small Cap Growth Fund Institutional Class (DNSMX)[1]	18.60%	10.82%	12.61%	17.60%	15.39%
Russell 2000® Growth Index[2]	18.53%	6.10%	4.22%	7.75%	8.83%

[1]	The Driehaus Small Cap Growth Fund (“the Fund”) performance shown above includes the performance of the Driehaus Institutional Small Cap, L.P. (the “Predecessor Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Partnership was managed by the same investment team with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Partnership’s assets together with the assets of the Driehaus Institutional Small Cap Recovery Fund, L.P., Driehaus Small Cap Recovery Fund, L.P. and Driehaus Small Cap Investors, L.P. (together, the “Limited Partnerships”) on August 21, 2017. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership’s performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. The returns reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2000® Growth Index measures the performance of the small cap growth segment of the US Equity universe. It includes those Russell 2000® companies with higher price-value ratio and higher forecasted growth values. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small cap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.
24

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.73%
INDUSTRIALS — 25.69%
Trading Companies & Distributors — 4.86%
Applied Industrial
Technologies, Inc.	26,278	$3,805,843
Core & Main, Inc. - A *	226,005	7,082,996
FTAI Aviation Ltd.	201,300	6,373,158
SiteOne Landscape Supply, Inc.
*	42,353	7,088,198
		24,350,195
Construction & Engineering — 4.19%
Arcosa, Inc.	53,290	4,037,783
Comfort Systems USA, Inc.	47,680	7,829,056
EMCOR Group, Inc.	29,664	5,481,314
WillScot Mobile Mini Holdings
Corp. *	76,112	3,637,393
		20,985,546
Building Products — 3.64%
AAON, Inc.	42,022	3,984,106
Hayward Holdings, Inc. *	182,925	2,350,586
Simpson Manufacturing Co.,
Inc.	50,177	6,949,515
The AZEK Co., Inc. *	162,404	4,919,217
		18,203,424
Machinery — 3.43%
Chart Industries, Inc. *	38,210	6,105,576
Esab Corp.	36,683	2,440,887
Federal Signal Corp.	76,728	4,912,894
SPX Technologies, Inc. *	43,762	3,718,457
		17,177,814
Aerospace & Defense — 3.06%
Axon Enterprise, Inc. *	36,754	7,171,440
Hexcel Corp.	79,989	6,080,764
Moog, Inc. - A	19,034	2,063,857
		15,316,061
Commercial Services & Supplies — 2.07%
Casella Waste Systems, Inc. - A
*	37,275	3,371,524
MSA Safety, Inc.	21,709	3,776,497
Tetra Tech, Inc.	19,555	3,201,936
		10,349,957
Electrical Equipment — 1.63%
Atkore, Inc. *	17,602	2,744,856
Enovix Corp. *	167,592	3,023,359
NEXTracker, Inc. - A *	60,511	2,408,943
		8,177,158
Ground Transportation — 1.54%
Saia, Inc. *	22,538	7,717,236

	Shares, Principal Amount, or Number of Contracts	Value
Professional Services — 1.27%
FTI Consulting, Inc. *	33,404	$6,353,441
Total INDUSTRIALS
(Cost $104,795,721)		128,630,832

HEALTH CARE — 21.78%
Biotechnology — 11.44%
ACELYRIN, Inc. *	152,717	3,191,785
Apellis Pharmaceuticals, Inc. *	51,385	4,681,173
Arrowhead Pharmaceuticals,
Inc. *	59,114	2,108,005
Biomea Fusion, Inc. *	89,796	1,971,022
Crinetics Pharmaceuticals, Inc. *	211,007	3,802,346
Halozyme Therapeutics, Inc. *	62,559	2,256,503
Karuna Therapeutics, Inc. *	11,529	2,500,064
Krystal Biotech, Inc. *	37,014	4,345,444
Merus NV 1,*	83,191	2,190,419
Morphic Holding, Inc. *	44,945	2,576,697
Natera, Inc. *	61,446	2,989,962
Nuvalent, Inc. - A *	136,162	5,741,952
TG Therapeutics, Inc. *	67,826	1,684,798
Ultragenyx Pharmaceutical, Inc.
*	61,458	2,835,058
Vaxcyte, Inc. *	99,999	4,993,950
Xenon Pharmaceuticals, Inc. 1,*	244,873	9,427,610
		57,296,788
Health Care Equipment & Supplies — 7.44%
Alphatec Holdings, Inc. *	224,385	4,034,442
Glaukos Corp. *	69,306	4,935,280
Inspire Medical Systems, Inc. *	34,268	11,124,764
Lantheus Holdings, Inc. *	23,923	2,007,618
Shockwave Medical, Inc. *	16,323	4,658,747
TransMedics Group, Inc. *	93,560	7,857,169
Treace Medical Concepts, Inc. *	103,539	2,648,528
		37,266,548
Pharmaceuticals — 2.90%
Axsome Therapeutics, Inc. *	46,366	3,331,861
DICE Therapeutics, Inc. *	163,079	7,576,650
Reata Pharmaceuticals, Inc. - A
*	17,836	1,818,559
Ventyx Biosciences, Inc. *	53,835	1,765,788
		14,492,858
Total HEALTH CARE
(Cost $85,503,028)		109,056,194

INFORMATION TECHNOLOGY — 20.70%
Software — 7.95%
Agilysys, Inc. *	65,116	4,469,562
Appfolio, Inc. - A *	24,952	4,295,237
CyberArk Software Ltd. 1,*	25,237	3,945,300
EngageSmart, Inc. *	139,204	2,657,404

Notes to Financial Statements are an integral part of this Schedule.

25

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Five9, Inc. *	60,037	$4,950,051
Monday.com Ltd. 1,*	52,556	8,998,638
Procore Technologies, Inc. *	77,815	5,063,422
SPS Commerce, Inc. *	28,373	5,449,319
		39,828,933
Semiconductors & Semiconductor Equipment — 5.57%
Aehr Test Systems *	79,959	3,298,309
Axcelis Technologies, Inc. *	68,608	12,577,905
Impinj, Inc. *	17,034	1,527,098
Lattice Semiconductor Corp. *	28,101	2,699,663
Maxeon Solar Technologies
Ltd. 1,*	100,141	2,819,971
Rambus, Inc. *	77,509	4,973,752
		27,896,698
Technology Hardware, Storage & Peripherals — 3.08%
Super Micro Computer, Inc. *	61,835	15,412,374
Communications Equipment — 2.11%
Calix, Inc. *	84,493	4,217,045
Digi International, Inc. *	69,495	2,737,408
Extreme Networks, Inc. *	138,115	3,597,896
		10,552,349
Electronic Equipment, Instruments & Components — 1.02%
Badger Meter, Inc.	34,446	5,082,852
IT Services — 0.97%
Fastly, Inc. - A *	308,343	4,862,569
Total INFORMATION
TECHNOLOGY
(Cost $76,450,828)		103,635,775

CONSUMER DISCRETIONARY — 10.12%
Hotels, Restaurants & Leisure — 3.85%
Cava Group, Inc. *	15,459	633,046
Playa Hotels & Resorts NV 1,*	366,759	2,985,418
Texas Roadhouse, Inc.	35,464	3,981,898
Wingstop, Inc.	40,660	8,138,506
Xponential Fitness, Inc. - A *	206,462	3,561,469
		19,300,337
Household Durables — 2.80%
Installed Building Products,
Inc.	62,488	8,758,318
Meritage Homes Corp.	18,608	2,647,360
Skyline Champion Corp. *	40,033	2,620,160
		14,025,838
Automobile Components — 1.56%
Gentherm, Inc. *	20,928	1,182,641
Visteon Corp. *	46,271	6,644,979
		7,827,620
Textiles, Apparel & Luxury Goods — 1.01%
Crocs, Inc. *	22,692	2,551,488

	Shares, Principal Amount, or Number of Contracts	Value
Skechers USA, Inc. - A *	47,336	$2,492,714
		5,044,202
Diversified Consumer Services — 0.72%
Duolingo, Inc. *	25,260	3,610,665
Broadline Retail — 0.18%
Savers Value Village, Inc. *	37,579	890,622
Total CONSUMER
DISCRETIONARY
(Cost $42,171,096)		50,699,284

CONSUMER STAPLES — 6.86%
Personal Care Products — 3.91%
BellRing Brands, Inc. *	199,442	7,299,577
elf Beauty, Inc. *	79,131	9,039,134
Inter Parfums, Inc.	24,017	3,247,819
		19,586,530
Beverages — 2.41%
Celsius Holdings, Inc. *	65,127	9,716,297
MGP Ingredients, Inc.	21,958	2,333,697
		12,049,994
Food Products — 0.54%
Sovos Brands, Inc. *	138,316	2,705,461
Total CONSUMER STAPLES
(Cost $19,052,577)		34,341,985

FINANCIALS — 4.95%
Insurance — 2.31%
Kinsale Capital Group, Inc.	30,907	11,565,399
Financial Services — 2.12%
Flywire Corp. *	173,354	5,380,908
Shift4 Payments, Inc. - A *	77,225	5,244,350
		10,625,258
Capital Markets — 0.52%
Evercore, Inc. – A	20,833	2,574,751
Total FINANCIALS
(Cost $18,029,899)		24,765,408

MATERIALS — 4.02%
Metals & Mining — 2.70%
ATI, Inc. *	182,835	8,086,792
Carpenter Technology Corp.	97,099	5,450,167
		13,536,959
Containers & Packaging — 0.76%
O-I Glass, Inc. *	178,029	3,797,358
Construction Materials — 0.56%
Summit Materials, Inc. - A *	73,647	2,787,539
Total MATERIALS
(Cost $15,750,850)		20,121,856

Notes to Financial Statements are an integral part of this Schedule.

26

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ENERGY — 3.24%
Oil, Gas & Consumable Fuels — 1.62%
Cameco Corp. [1]	259,433	$8,128,036
Energy Equipment & Services — 1.62%
TechnipFMC PLC 1,*	286,859	4,767,597
Weatherford International PLC
1,*	50,343	3,343,782
		8,111,379
Total ENERGY
(Cost $12,032,468)		16,239,415

COMMUNICATION SERVICES — 2.37%
Diversified Telecommunication Services — 1.57%
Iridium Communications, Inc.	126,076	7,831,841
Entertainment — 0.80%
World Wrestling Entertainment,
Inc. - A	37,014	4,014,909
Total COMMUNICATION
SERVICES
(Cost $8,880,790)		11,846,750
Total COMMON STOCKS
(Cost $382,667,257)		499,337,499

SHORT TERM INVESTMENTS — 0.53%
Northern Institutional
U.S. Government Select
Portfolio (Shares Class),
4.98% [2]
(Cost $2,661,659)	2,661,659	2,661,659

TOTAL INVESTMENTS
(Cost $385,328,916)	100.26%	$501,999,158
Liabilities In Excess of Other
Assets	(0.26)%	(1,322,151)
Net Assets	100.00%	$500,677,007

PLC    Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2023 is disclosed.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	99.73%
Short Term Investments	0.53%
Total Investments	100.26%

Liabilities In Excess of Other Assets	(0.26)%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

27

Driehaus Small Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.06%
Automobile Components	1.56%
Beverages	2.41%
Biotechnology	11.44%
Broadline Retail	0.18%
Building Products	3.64%
Capital Markets	0.52%
Commercial Services & Supplies	2.07%
Communications Equipment	2.11%
Construction & Engineering	4.19%
Construction Materials	0.56%
Containers & Packaging	0.76%
Diversified Consumer Services	0.72%
Diversified Telecommunication Services	1.57%
Electrical Equipment	1.63%
Electronic Equipment, Instruments & Components	1.02%
Energy Equipment & Services	1.62%
Entertainment	0.80%
Financial Services	2.12%
Food Products	0.54%
Ground Transportation	1.54%

Industry	Percent of Net Assets
Health Care Equipment & Supplies	7.44%
Hotels, Restaurants & Leisure	3.85%
Household Durables	2.80%
Insurance	2.31%
IT Services	0.97%
Machinery	3.43%
Metals & Mining	2.70%
Money Market Fund	0.53%
Oil, Gas & Consumable Fuels	1.62%
Personal Care Products	3.91%
Pharmaceuticals	2.90%
Professional Services	1.27%
Semiconductors & Semiconductor Equipment	5.57%
Software	7.95%
Technology Hardware, Storage & Peripherals	3.08%
Textiles, Apparel & Luxury Goods	1.01%
Trading Companies & Distributors	4.86%
Liabilities In Excess of Other Assets	(0.26)%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

28

Driehaus Small/Mid Cap Growth Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund since May 1, 2020 (the date of the fund’s inception), with all dividends and capital gains reinvested, with the indicated index (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The Fund will charge a redemption fee of 2.00% on shares held less than sixty (60) days. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.54% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	Since Inception (5/1/20 - 6/30/23)
Driehaus Small/Mid Cap Growth Fund (DSMDX)[1]	17.23%	10.24%	16.72%
Russell 2500® Growth Index[2]	18.58%	6.56%	10.85%

[1]	The returns for the period reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The Russell 2500® Growth Index measures the performance of the small to midcap growth segment of the US Equity universe. It measures the performance of those Russell 2500® Index companies with higher growth earning potential as defined by FTSE Russell’s leading style methodology. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer for the small to midcap growth segment of the market. Data is calculated with net dividend reinvestment. Source: FTSE Russell.
29

Driehaus Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.32%
INDUSTRIALS — 27.53%
Aerospace & Defense — 4.79%
Axon Enterprise, Inc. *	1,392	$271,607
Curtiss-Wright Corp.	565	103,768
HEICO Corp.	410	72,545
Howmet Aerospace, Inc.	4,409	218,510
		666,430
Building Products — 4.73%
A.O. Smith Corp.	2,219	161,499
Builders FirstSource, Inc. *	2,651	360,536
The AZEK Co., Inc. *	4,448	134,730
		656,765
Trading Companies & Distributors — 4.69%
Core & Main, Inc. - A *	7,168	224,645
SiteOne Landscape Supply, Inc.
*	1,029	172,213
Watsco, Inc.	278	106,049
WESCO International, Inc.	834	149,336
		652,243
Construction & Engineering — 3.22%
Quanta Services, Inc.	1,581	310,588
WillScot Mobile Mini Holdings
Corp. *	2,871	137,205
		447,793
Machinery — 2.81%
Chart Industries, Inc. *	1,102	176,088
Lincoln Electric Holdings, Inc.	541	107,459
Symbotic, Inc. *	2,507	107,325
		390,872
Professional Services — 2.80%
CACI International, Inc. - A *	217	73,962
FTI Consulting, Inc. *	869	165,284
KBR, Inc.	1,675	108,976
Paylocity Holding Corp. *	225	41,519
		389,741
Commercial Services & Supplies — 1.70%
Clean Harbors, Inc. *	830	136,477
MSA Safety, Inc.	573	99,679
		236,156
Ground Transportation — 1.50%
Saia, Inc. *	608	208,185
Air Freight & Logistics — 0.73%
GXO Logistics, Inc. *	1,615	101,454
Electrical Equipment — 0.56%
Hubbell, Inc.	235	77,917
Total INDUSTRIALS
(Cost $2,916,320)		3,827,556

	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 24.93%
Semiconductors & Semiconductor Equipment — 8.54%
Axcelis Technologies, Inc. *	1,689	$309,644
First Solar, Inc. *	1,206	229,249
Lattice Semiconductor Corp. *	1,236	118,742
Monolithic Power Systems, Inc.	124	66,988
ON Semiconductor Corp. *	3,672	347,298
Rambus, Inc. *	1,792	114,993
		1,186,914
Software — 8.34%
BILL Holdings, Inc. *	290	33,886
CyberArk Software Ltd. 1,*	679	106,148
Dynatrace, Inc. *	4,371	224,975
Fair Isaac Corp. *	290	234,671
Monday.com Ltd. 1,*	1,348	230,805
Procore Technologies, Inc. *	3,080	200,416
SPS Commerce, Inc. *	672	129,064
		1,159,965
Technology Hardware, Storage & Peripherals — 3.03%
Super Micro Computer, Inc. *	1,693	421,980
Communications Equipment — 2.76%
Arista Networks, Inc. *	1,958	317,314
Calix, Inc. *	1,323	66,031
		383,345
IT Services — 2.26%
MongoDB, Inc. *	763	313,586
Total INFORMATION
TECHNOLOGY
(Cost $2,517,095)		3,465,790

HEALTH CARE — 14.68%
Biotechnology — 7.65%
Alnylam Pharmaceuticals, Inc. *	366	69,518
Argenx SE - ADR 1,*	341	132,898
Arrowhead Pharmaceuticals,
Inc. *	1,512	53,918
Crinetics Pharmaceuticals, Inc. *	4,670	84,153
Exact Sciences Corp. *	1,349	126,671
Halozyme Therapeutics, Inc. *	1,722	62,113
Karuna Therapeutics, Inc. *	268	58,116
Natera, Inc. *	1,189	57,857
Neurocrine Biosciences, Inc. *	711	67,047
Vaxcyte, Inc. *	2,542	126,947
Xenon Pharmaceuticals, Inc. 1,*	5,819	224,032
		1,063,270
Health Care Equipment & Supplies — 6.69%
Glaukos Corp. *	1,092	77,761
Inspire Medical Systems, Inc. *	932	302,564
Insulet Corp. *	229	66,030
Lantheus Holdings, Inc. *	652	54,716

Notes to Financial Statements are an integral part of this Schedule.

30

Driehaus Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Penumbra, Inc. *	877	$301,741
Shockwave Medical, Inc. *	447	127,578
		930,390
Pharmaceuticals — 0.34%
Revance Therapeutics, Inc. *	1,862	47,127
Total HEALTH CARE
(Cost $1,692,678)		2,040,787

CONSUMER DISCRETIONARY — 13.47%
Hotels, Restaurants & Leisure — 5.15%
Churchill Downs, Inc.	850	118,295
DraftKings, Inc. - A *	5,106	135,666
Hyatt Hotels Corp. - A	931	106,674
Norwegian Cruise Line
Holdings Ltd. *	3,250	70,753
Texas Roadhouse, Inc.	1,028	115,424
Wingstop, Inc.	846	169,335
		716,147
Textiles, Apparel & Luxury Goods — 3.33%
Crocs, Inc. *	776	87,254
Deckers Outdoor Corp. *	582	307,098
Skechers USA, Inc. - A *	1,297	68,300
		462,652
Household Durables — 3.16%
DR Horton, Inc.	1,309	159,292
TopBuild Corp. *	1,051	279,587
		438,879
Automobile Components — 1.62%
Mobileye Global, Inc. - A *	2,431	93,399
Visteon Corp. *	923	132,552
		225,951
Specialty Retail — 0.21%
Five Below, Inc. *	149	29,284
Total CONSUMER
DISCRETIONARY
(Cost $1,491,796)		1,872,913

CONSUMER STAPLES — 5.34%
Beverages — 2.27%
Celsius Holdings, Inc. *	1,612	240,494
Molson Coors Beverage Co. - B	1,129	74,333
		314,827
Food Products — 1.98%
Ingredion, Inc.	863	91,435
Lamb Weston Holdings, Inc.	1,603	184,265
		275,700
Personal Care Products — 1.09%
BellRing Brands, Inc. *	2,109	77,189

	Shares, Principal Amount, or Number of Contracts	Value
elf Beauty, Inc. *	654	$74,707
		151,896
Total CONSUMER STAPLES
(Cost $573,610)		742,423

FINANCIALS — 4.73%
Insurance — 2.69%
Kinsale Capital Group, Inc.	811	303,476
Ryan Specialty Holdings, Inc. *	1,566	70,298
		373,774
Financial Services — 2.04%
Flywire Corp. *	2,145	66,581
Shift4 Payments, Inc. - A *	1,952	132,560
Toast, Inc. - A *	3,782	85,360
		284,501
Total FINANCIALS
(Cost $505,373)		658,275

COMMUNICATION SERVICES — 3.72%
Entertainment — 1.85%
Endeavor Group Holdings, Inc.
- A *	2,985	71,401
Liberty Media Corp.-Liberty
Formula One - C *	1,012	76,184
World Wrestling Entertainment,
Inc. – A	1,011	109,663
		257,248
Diversified Telecommunication Services — 1.34%
Iridium Communications, Inc.	3,006	186,733
Interactive Media & Services — 0.53%
Pinterest, Inc. - A *	2,686	73,435
Total COMMUNICATION
SERVICES
(Cost $421,197)		517,416

ENERGY — 2.94%
Oil, Gas & Consumable Fuels — 2.04%
Cameco Corp. [1]	9,045	283,380
Energy Equipment & Services — 0.90%
TechnipFMC PLC 1,*	7,561	125,663
Total ENERGY
(Cost $297,489)		409,043

MATERIALS — 1.98%
Metals & Mining — 1.48%
ATI, Inc. *	4,649	205,625

Notes to Financial Statements are an integral part of this Schedule.

31

Driehaus Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Construction Materials — 0.50%
Summit Materials, Inc. - A *	1,862	$70,477
Total MATERIALS
(Cost $203,602)		276,102
Total COMMON STOCKS
(Cost $10,619,160)		13,810,305

SHORT TERM INVESTMENTS — 0.53%
Northern Institutional
Government Portfolio (Shares
Class), 4.91% [2]
(Cost $73,235)	73,235	73,235

TOTAL INVESTMENTS
(Cost $10,692,395)	99.85%	$13,883,540
Other Assets In Excess of
Liabilities	0.15%	20,725
Net Assets	100.00%	$13,904,265

Security Type	Percent of Net Assets

Common Stocks	99.32%
Short Term Investments	0.53%
Total Investments	99.85%

Other Assets In Excess of Liabilities	0.15%
Net Assets	100.00%

ADR     American Depositary Receipt

PLC      Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2023 is disclosed.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Notes to Financial Statements are an integral part of this Schedule.

32

Driehaus Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2023 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	4.79%
Air Freight & Logistics	0.73%
Automobile Components	1.62%
Beverages	2.27%
Biotechnology	7.65%
Building Products	4.73%
Commercial Services & Supplies	1.70%
Communications Equipment	2.76%
Construction & Engineering	3.22%
Construction Materials	0.50%
Diversified Telecommunication Services	1.34%
Electrical Equipment	0.56%
Energy Equipment & Services	0.90%
Entertainment	1.85%
Financial Services	2.04%
Food Products	1.98%
Ground Transportation	1.50%
Health Care Equipment & Supplies	6.69%
Hotels, Restaurants & Leisure	5.15%
Household Durables	3.16%

Industry	Percent of Net Assets
Insurance	2.69%
Interactive Media & Services	0.53%
IT Services	2.26%
Machinery	2.81%
Metals & Mining	1.48%
Money Market Fund	0.53%
Oil, Gas & Consumable Fuels	2.04%
Personal Care Products	1.09%
Pharmaceuticals	0.34%
Professional Services	2.80%
Semiconductors & Semiconductor Equipment	8.54%
Software	8.34%
Specialty Retail	0.21%
Technology Hardware, Storage & Peripherals	3.03%
Textiles, Apparel & Luxury Goods	3.33%
Trading Companies & Distributors	4.69%
Other Assets In Excess of Liabilities	0.15%
TOTAL	100.00%

Notes to Financial Statements are an integral part of this Schedule.

33

Driehaus Event Driven Fund

Performance Overview (unaudited)

The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment (minimum investment) in the Fund over the last 10 fiscal year periods, with all dividends and capital gains reinvested, with the indicated indices (and dividends reinvested) for the same period.

The performance data shown represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Principal value and investment returns will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance data represents the rate that an investor would have earned (or lost), during the given periods, on an investment in the Fund (assuming reinvestment of all dividends and distributions). Average annual total return reflects annualized change. Since Fund performance is subject to change after the period-end, please call (800) 560-6111 or visit www.driehaus.com/performance for more current performance information. The gross expense ratio is 1.71% as of the most recent prospectus dated April 30, 2023, as supplemented through the date of this report.

Average Annual Total Returns as of 6/30/23	1 Year	3 Years	5 Years	Since Inception (8/26/13 - 6/30/23)
Driehaus Event Driven Fund (DEVDX)[1]	3.78%	5.97%	6.73%	4.96%
S&P 500 Index[2]	19.59%	14.60%	12.31%	12.64%
FTSE 3-Month T-Bill Index[3]	3.75%	1.33%	1.57%	0.99%

[1]	The returns for the periods prior to March 1, 2014, reflect fee waivers and/or reimbursements without which performance would have been lower.
[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group. It is a market-weighted index, with each stock’s weight in the index proportionate to its market value.
[3]	The FTSE 3-Month T-Bill Index is designed to mirror the performance of the 3-month U.S. Treasury Bill. The FTSE 3-Month T-Bill Index is unmanaged and its returns reflect reinvestment of all distributions and changes in market prices.
34

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 2.99%
Consumer Cyclical — 2.99%
Playa Resorts Holding B.V.,
2022 Term Loan
9.34%, (1-Month USD CME
Term SOFR+425 basis points),
7/17/23 [1,2,3]	$6,121,240	$6,098,898
Total BANK LOANS
(Cost $5,944,363)		6,098,898

CORPORATE BONDS — 27.88%
Commercial Support Services — 4.86%
Arrow Bidco LLC
9.50%, 3/15/24 [4,5]	9,879,000	9,898,758
Electric Utilities — 4.61%
NRG Energy, Inc.
10.25%, (U.S. Treasury Yield
Curve Rate CMT 5Y + 592
basis points), 3/15/28 [4,6,7]	1,600,000	1,508,752
Vistra Corp.
7.00%, (U.S. Treasury Yield
Curve Rate CMT 5Y + 574
basis points), 12/15/26 [4,5,6,7]	9,050,000	7,896,125
		9,404,877
Entertainment Content — 1.32%
AMC Networks, Inc.
5.00%, 4/1/24	199,000	195,917
TEGNA, Inc.
4.63%, 3/15/28	1,372,000	1,210,790
TEGNA, Inc.
5.00%, 9/15/29	1,478,000	1,275,132
		2,681,839
Industrial Support Services — 1.49%
Williams Scotsman
International, Inc.
6.13%, 6/15/25 [4]	3,061,000	3,038,289
Leisure Facilities & Services — 11.36%
Cinemark USA, Inc.
5.88%, 3/15/26 [4]	3,419,000	3,243,776
Full House Resorts, Inc.
8.25%, 2/15/28 [4]	9,197,000	8,608,208
Golden Entertainment, Inc.
7.63%, 4/15/26 [4]	11,257,000	11,305,068
		23,157,052
Oil & Gas Producers — 1.60%
Calumet Specialty Products
Partners L.P./Calumet Finance
Corp.
11.00%, 4/15/25 [4]	3,166,000	3,272,774
Retail - Discretionary — 0.57%
Kohl’s Corp.
4.63%, 5/1/31	1,666,000	1,159,169

	Shares, Principal Amount, or Number of Contracts	Value
Technology Hardware — 2.07%
NCR Corp.
5.75%, 9/1/27 [4]	$3,414,000	$3,413,094
NCR Corp.
6.13%, 9/1/29 [4]	799,000	799,668
		4,212,762
Total CORPORATE BONDS
(Cost $58,060,053)		56,825,520

COMMON STOCKS — 42.88%
Asset Management — 4.70%
Ares Acquisition Corp. II *	200,376	2,034,819
First Light Acquisition Group,
Inc. - A *	68,127	714,652
FTAC Zeus Acquisition Corp. -
A *	133,692	1,393,739
Screaming Eagle Acquisition
Corp. - A *	525,785	5,426,101
		9,569,311
Banking — 5.36%
Blue Foundry Bancorp 5,*	613,080	6,198,239
Kearny Financial Corp./MD [5]	670,424	4,726,489
		10,924,728
Biotechnology & Pharmaceuticals — 12.93%
ACELYRIN, Inc. *	24,545	512,991
Crinetics Pharmaceuticals, Inc. *	324,621	5,849,671
DICE Therapeutics, Inc. 5,*	77,220	3,587,641
Horizon Therapeutics PLC 2,*	66,321	6,821,115
IVERIC bio, Inc. *	67,081	2,638,967
Relay Therapeutics, Inc. 5,*	159,877	2,008,055
Xenon Pharmaceuticals, Inc.
2,5,*	128,193	4,935,429
		26,353,869
Commercial Support Services — 2.16%
GXO Logistics, Inc. *	42,284	2,656,281
Target Hospitality Corp. *	130,245	1,747,888
		4,404,169
Entertainment Content — 1.36%
Activision Blizzard, Inc. *	32,885	2,772,205
Holding Companies - Diversified — 0.00%
Flag U Founders 8,*,^	24,357	—
Industrial Intermediate Products — 2.11%
Hillman Solutions Corp. 5,*	477,958	4,306,401
Industrial Support Services — 4.30%
WillScot Mobile Mini Holdings
Corp. 5,*	183,532	8,770,994
Leisure Facilities & Services — 7.18%
Golden Entertainment, Inc. 5,*	306,048	12,792,807
Playa Hotels & Resorts NV 2,*	225,712	1,837,296
		14,630,103

Notes to Financial Statements are an integral part of this Schedule.

35

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail - Consumer Staples — 1.63%
Albertsons Cos, Inc. – A	152,357	$3,324,430
Software — 1.15%
VMware, Inc. - A *	16,227	2,331,658
Total COMMON STOCKS
(Cost $88,437,481)		87,387,868

PREFERRED STOCKS — 0.00%
Industrial Support Services — 0.00%
WESCO International, Inc.
10.63%, (U.S. Treasury Yield
Curve Rate CMT 5Y + 1033
basis points), [7]	82	2,191
Total PREFERRED STOCKS
(Cost $2,198)		2,191

SOVEREIGN BONDS — 0.73%
Transportation & Logistics — 0.73%
Danaos Corp.
8.50%, 3/1/28 [2,4]	$1,486,000	1,490,755
Total SOVEREIGN BONDS
(Cost $1,491,262)		1,490,755

WARRANTS — 0.07%
Ares Acquisition Corp. II, Exp.
4/21/28, Strike $0.00 *	100,188	26,450
Bridger Aerospace Group
Holdings, Inc., Exp. 12/31/27,
Strike 11.50 *	151,497	30,905
EQRx, Inc., Exp. 12/31/28,
Strike $11.50 *	26,680	4,290
First Light Acquisition Group,
Inc., Exp. 10/7/23, Strike
$11.50 *	193,125	16,454
FTAC Zeus Acquisition Corp. -
A, Exp. 11/23/26, $0.00 *	66,846	1,036
Inspirato, Inc., Exp. 1/1/30,
Strike $11.50 *	35,733	2,001
Pagaya Technologies Ltd., Exp.
5/31/27, Strike $0.00 2,*	121,900	31,694
Screaming Eagle Acquisition
Corp. - A, Exp. 5/1/27, Strike
$11.50 *	175,261	23,818
SomaLogic, Inc., Exp. 12/31/27,
Strike $11.50 *	22,690	5,673
X4 Pharmaceuticals, Inc., Exp.
4/12/24, Strike $13.20 *	5,547	39
ZeroFox Holdings, Inc., Exp.
5/23/27, Strike $11.50 *	65,250	1,912
Total WARRANTS
(Cost $9,328)		144,272

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 22.77%
Northern Institutional Treasury
Portfolio (Premier Class),
4.95% [9]
(Cost $46,407,442)	46,407,442	$46,407,442

TOTAL INVESTMENTS
(Cost $200,352,127)	97.32%	$198,356,946
Other Assets In Excess of
Liabilities	2.68%	5,468,847
Net Assets	100.00%	$203,825,793

INVESTMENT SECURITIES SOLD SHORT — (12.27)%
CORPORATE BONDS — (1.74)%
Transportation & Logistics — (1.74)%
Rand Parent LLC
8.50% 2/15/30 [4]	(3,916,000)	(3,545,361)
Total CORPORATE BONDS
(Proceeds $3,412,063)		(3,545,361)

COMMON STOCKS — (0.83)%
Semiconductors — (0.83)%
Broadcom, Inc.	(1,954)	(1,694,958)
Total COMMON STOCKS
(Proceeds $1,240,036)		(1,694,958)

EXCHANGE-TRADED FUNDS — (9.70)%
Global X US Infrastructure
Development ETF	(150,213)	(4,721,195)
iShares Russell 2000 ETF	(30,208)	(5,657,052)
SPDR S&P Biotech ETF	(67,309)	(5,600,109)
SPDR S&P Regional Banking
ETF	(92,648)	(3,782,818)
Total EXCHANGE-TRADED
FUNDS
(Proceeds $23,262,749)		(19,761,174)

TOTAL INVESTMENT
SECURITIES SOLD SHORT
(Proceeds $27,914,848)	(12.27)%	$(25,001,493)

CMT       Constant Maturity

PLC        Public Limited Company

Notes to Financial Statements are an integral part of this Schedule.

36

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2023 (unaudited)

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at June 30, 2023. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Foreign security, par value shown in local currency.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $50,929,906, which represents 25% of Net Assets (see Note F in the Notes to Financial Statements).
[5]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[6]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
7	Variable rate security. Rates disclosed as of June 30, 2023.
[8]	Special Purpose Acquisition Company (SPAC).
[9]	7 day current yield as of June 30, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.

Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Bank Loans	2.99%
Corporate Bonds	26.14%
Sovereign Bonds	0.73%
Common Stocks	42.05%
Preferred Stocks	0.00%
Warrants	0.07%
Short Term Investments	22.77%
Total Investments	94.75%

Other Assets In Excess of Liabilities	5.25%
Net Assets	100.00%

Notes to Financial Statements are an integral part of this Schedule.

37

Driehaus Event Driven Fund

Schedule of Investments

June 30, 2023 (unaudited)

TOTAL RETURN SWAPS

OTC SWAP CONTRACTS

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: 1-Day US Federal Fund Effective Rate + 0.6%	Cannae Holdings, Inc. (Monthly)	8/28/2023	GSC	USD	1,422,151	$130,849	$—	$130,849
Subtotal Appreciation						$130,849	$—	$130,849

3-Day S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.5%	8/28/2023	GSC	USD	1,284,722	$(145,634)	$—	$(145,634)
3-Day S&P GSCI	Financing Index: 1-Month ICE LIBOR USD - 0.5%	8/28/2023	GSC	USD	156,531	(17,268)	—	(17,268)
S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.45%	1/23/2024	GSC	USD	284,008	(334,610)	—	(334,610)
Subtotal Depreciation						$(497,512)	$—	$(497,512)

Net Total Return Swaps outstanding at June 30, 2023						$(366,663)	$—	$(366,663)

GSC - Goldman Sachs International

Notes to Financial Statements are an integral part of this Schedule.

38

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39

Driehaus Mutual Funds

Statements of Assets and Liabilities

June 30, 2023 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$2,011,867,501	$90,441,969
Investments securities, at fair value	$2,359,582,117	$105,595,885
Short-term securities, at fair value[1]	149,456,539	6,209,982
Warrant securities, at fair value[2]	—	—
Foreign currency, at fair value[3]	345,808	694,254
Unrealized appreciation on open OTC swap contracts	—	—
Cash	—	—
Deposit at broker for securities sold short	—	—
Receivable for investment securities sold	42,125	692,658
Receivable for foreign capital gains taxes	—	715,687
Receivable for fund shares sold	2,002,535	92,183
Receivable for interest and dividends	8,120,732	212,098
Due from broker	—	—
Prepaid expenses	291,288	27,398

TOTAL ASSETS	2,519,841,144	114,240,145

LIABILITIES:
Payable for investment securities sold short, proceeds	—	—
Payable for investment securities sold short, at fair value	—	—
Unrealized depreciation on open OTC swap contracts	—	—
Payable for fund shares redeemed	1,045,729	191,543
Payable for investment securities purchased	20,518,966	4,478,444
Advisory fees payable, net	1,890,083	88,778
Payable for interest and dividends on securities sold short	—	—
Accrued shareholder services plan fees	231,724	—
Accrued administration and accounting fees	221,862	18,337
Accrued foreign capital gains taxes	3,742,231	4,530
Accrued expenses	124,667	40,900

TOTAL LIABILITIES	27,775,262	4,822,532

NET ASSETS	$2,492,065,882	$109,417,613

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2023:
Paid-in-capital	$2,421,535,179	$127,897,389
Total distributable earnings (deficit)	70,530,703	(18,479,776)
NET ASSETS	$2,492,065,882	$109,417,613

NET ASSETS	$—	$109,417,613
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	5,875,062
NET ASSET VALUE	$—	$18.62
INVESTOR CLASS SHARES
NET ASSETS	$599,612,872	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	17,792,331	—
NET ASSET VALUE	$33.70	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$1,892,453,010	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	55,749,877	—
NET ASSET VALUE	$33.95	$—

[1]	The cost of short-term securities was $149,456,539, $6,209,982, $2,590,443, $7,908,278, $1,991,284, $2,661,659, $73,235 and $46,407,442, respectively.
[2]	The cost of warrants was $0, $0, $0, $0, $2,694, $0, $0 and $9,328, respectively.
[3]	The cost of foreign currency was $345,807, $696,908, $149,981, $779, $0, $0, $0 and $0, respectively.

Notes to Financial Statements are an integral part of this Statement.

40

Driehaus Mutual Funds

Statements of Assets and Liabilities

June 30, 2023 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$44,487,439	$178,345,880	$159,875,088	$382,667,257	$10,619,160	$153,935,357
$50,712,769	$197,183,769	$207,384,736	$499,337,499	$13,810,305	$151,805,232
2,590,443	7,908,278	1,991,284	2,661,659	73,235	46,407,442
—	—	2,694	—	—	144,272
149,347	779	—	—	—	—
—	—	—	—	—	130,849
783	—	169,233	—	—	—
—	—	—	—	—	32,146,954
339,316	702,358	1,363,414	4,845,143	30,984	15,380
—	—	—	—	—	—
4,100	82,087	2,484	349,249	4,000	65,163
53,667	492,058	23,012	20,142	2,045	1,306,944
—	—	—	—	—	—
37,009	20,407	50,105	101,883	15,742	32,101

53,887,434	206,389,736	210,986,962	507,315,575	13,936,311	232,054,337

—	—	—	—	—	27,914,848
—	—	—	—	—	25,001,493
—	—	—	—	—	497,512
—	29,755	5,590	192,194	—	204,550
917,469	168,639	1,196,276	6,085,805	—	2,090,061
18,130	164,523	187,135	246,996	3,371	168,886
—	—	—	—	—	135,791
—	—	—	29,142	—	65,058
6,800	16,336	15,064	35,947	4,230	14,393
44,358	78,950	—	—	—	—
27,043	34,627	30,827	48,484	24,445	50,800

1,013,800	492,830	1,434,892	6,638,568	32,046	28,228,544

$52,873,634	$205,896,906	$209,552,070	$500,677,007	$13,904,265	$203,825,793

$47,767,793	$227,467,925	$179,539,045	$521,010,860	$14,884,735	$211,455,872
5,105,841	(21,571,019)	30,013,025	(20,333,853)	(980,470)	(7,630,079)
$52,873,634	$205,896,906	$209,552,070	$500,677,007	$13,904,265	$203,825,793

$52,873,634	$205,896,906	$209,552,070	$—	$13,904,265	$203,825,793
4,164,736	24,811,695	18,741,639	—	970,413	16,809,695
$12.70	$8.30	$11.18	$—	$14.33	$12.13

$—	$—	$—	$84,711,456	$—	$—
—	—	—	4,856,963	—	—
$—	$—	$—	$17.44	$—	$—

$—	$—	$—	$415,965,551	$—	$—
—	—	—	23,368,774	—	—
$—	$—	$—	$17.80	$—	$—

Notes to Financial Statements are an integral part of this Statement.

41

Driehaus Mutual Funds

Statements of Operations

June 30, 2023 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$2,902,338	$124,027
Dividend income[1]	28,606,702	1,019,775
Non-cash dividend income	3,060,151	—

Total investment income	34,569,191	1,143,802

Expenses:
Investment advisory fees	10,803,621	591,757
Shareholder services fees	643,171	—
Administration fees	388,640	18,024
Transfer agent fees	115,083	5,316
Trustees fees	210,953	10,347
Custody fees	343,571	30,197
Reports to shareholders	53,273	3,054
Professional fees	144,879	15,646
Audit and tax fees	57,389	32,492
Federal and state registration fees	37,937	12,542
Dividends and interest on short positions	—	—
Miscellaneous	319,026	18,180
Total expenses	13,117,543	737,555
Investment advisory fees recoupment (reimbursement)	—	(69,125)
Fees paid indirectly	(131,970)	(1,358)
Net expenses	12,985,573	667,072

Net investment income (loss)	21,583,618	476,730

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	(63,294,356)	(2,906,981)
Warrants	—	—
Purchased options contracts	—	—
Securities sold short	—	—
Written options contracts	—	—
Swap contracts	—	—
Foreign currency	(915,944)	(56,542)
Net realized gain (loss) on investment transactions	(64,210,300)	(2,963,523)
Change in net unrealized appreciation (depreciation) on:
Investments[3]	180,640,834	9,313,400
Warrants	—	—
Securities sold short	—	—
Swap contracts	—	—
Foreign currency	111,127	(160)
Net change in unrealized appreciation (depreciation) on investment transactions	180,751,961	9,313,240

Net realized and unrealized gain (loss) on investment transactions	116,541,661	6,349,717

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$138,125,279	$6,826,447

[1]	Net of $3,928,746, $82,837, $54,399, $393,303, $0, $1,678, $0 and $0 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) on transactions from investments are net of $(841,647), $0, $(53,378), $(1,075), $0, $0, $0 and $0 of foreign capital gains taxes, respectively.
[3]	Change in net unrealized appreciation (depreciation) on investments are net of $(612,091), $(4,509), $9,332, $(78,589), $0, $0, $0 and $0 of change in deferred foreign capital gains taxes, respectively.

Notes to Financial Statements are an integral part of this Statement.

42

Driehaus Mutual Funds

Statements of Operations

June 30, 2023 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund	Driehaus Event Driven Fund

$270,747	$142,369	$50,409	$214,901	$2,846	$3,197,159
344,906	2,024,351	189,959	624,676	23,936	894,790
72,600	—	—	—	—	—

688,253	2,166,720	240,368	839,577	26,782	4,091,949

197,333	1,053,541	1,101,208	1,444,656	38,844	1,024,370
—	—	—	80,771	—	192,219
8,213	36,035	30,493	80,877	2,254	34,493
2,413	10,460	8,840	23,780	650	10,619
4,582	21,056	16,871	45,462	1,247	20,082
10,512	22,092	12,041	21,508	7,181	10,956
1,680	4,386	3,347	17,075	877	8,169
20,735	20,795	19,183	39,100	5,011	21,934
26,872	22,100	18,465	18,465	18,465	26,978
10,502	12,191	11,589	32,313	10,184	17,258
—	—	—	—	—	233,258
13,441	31,127	25,449	56,384	8,814	27,858
296,283	1,233,783	1,247,486	1,860,391	93,527	1,628,194
(74,624)	—	—	—	(30,925)	—
(1,659)	(9,984)	(52,179)	(88,104)	(1,100)	(13,712)
220,000	1,223,799	1,195,307	1,772,287	61,502	1,614,482

468,253	942,921	(954,939)	(932,710)	(34,720)	2,477,467

1,832,510	(25,651)	2,297,043	(10,018,862)	(204,931)	171,738
—	—	2,832	—	—	—
—	—	—	—	—	(82,140)
—	—	—	—	—	4,779,571
—	—	—	—	—	—
9,925	—	—	—	—	(275,110)
10,249	(88,374)	—	—	—	—
1,852,684	(114,025)	2,299,875	(10,018,862)	(204,931)	4,594,059

3,253,402	9,351,021	17,868,639	72,943,770	2,136,504	2,242,426
—	—	(4,947)	—	—	11,873
—	—	—	—	—	(3,020,672)
—	—	—	—	—	(487,380)
(6,095)	(473)	—	—	—	—
3,247,307	9,350,548	17,863,692	72,943,770	2,136,504	(1,253,753)

5,099,991	9,236,523	20,163,567	62,924,908	1,931,573	3,340,306

$5,568,244	$10,179,444	$19,208,628	$61,992,198	$1,896,853	$5,817,773

Notes to Financial Statements are an integral part of this Statement.

43

Driehaus Mutual Funds

Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$21,583,618	$19,481,856	$476,730	$557,977
Net realized gain (loss) on investment transactions	(64,210,300)	(192,085,380)	(2,963,523)	(10,931,470)
Net change in unrealized appreciation (depreciation) on investment transactions	180,751,961	(355,272,661)	9,313,240	(15,290,292)

Net increase (decrease) in net assets resulting from operations	138,125,279	(527,876,185)	6,826,447	(25,663,785)

Distributions from distributable earnings to shareholders:
Fund	—	—	—	—
Investor Class Shares	—	(4,378,459)	—	—
Institutional Class Shares	—	(9,874,900)	—	—

Total distributions to shareholders	—	(14,253,359)	—	—

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	11,619,242	33,164,101
Investor Class	51,449,804	112,615,114	—	—
Institutional Class	398,449,772	619,503,005	—	—
Reinvestment of distributions:
Fund	—	—	—	—
Investor Class	—	4,133,447	—	—
Institutional Class	—	8,864,468	—	—
Cost of shares redeemed:
Fund	—	—	(11,657,796)	(21,520,461)
Investor Class	(59,751,823)	(199,869,549)	—	—
Institutional Class	(92,928,731)	(273,542,521)	—	—
Redemption fees:
Fund	—	—	915	4,569
Investor Class	900	19,130	—	—
Institutional Class	5,429	17,659	—	—

Net increase (decrease) in net assets resulting from capital transactions	297,225,351	271,740,753	(37,639)	11,648,209

Total increase (decrease) in net assets	435,350,630	(270,388,791)	6,788,808	(14,015,576)

NET ASSETS:

Beginning of period	$2,056,715,252	$2,327,104,043	$102,628,805	$116,644,381
End of period	$2,492,065,882	$2,056,715,252	$109,417,613	$102,628,805

Notes to Financial Statements are an integral part of this Statement.

44

Driehaus Mutual Funds

Statements of Changes in Net Assets

Driehaus Global Fund		Driehaus International Small Cap Growth Fund		Driehaus Micro Cap Growth Fund
For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022

$468,253	$912,697	$942,921	$1,758,334	$(954,939)	$(1,880,693)
1,852,684	(2,371,885)	(114,025)	(42,464,765)	2,299,875	(14,959,984)

3,247,307	(9,199,102)	9,350,548	(40,051,074)	17,863,692	(93,979,223)

5,568,244	(10,658,290)	10,179,444	(80,757,505)	19,208,628	(110,819,900)

—	(960,775)	—	(12,266,913)	—	(13,811,619)
—	—	—	—	—	—
—	—	—	—	—	—

—	(960,775)	—	(12,266,913)	—	(13,811,619)

3,190,689	4,162,890	18,733,308	27,792,245	31,776,579	5,804,663
—	—	—	—	—	—
—	—	—	—	—	—

—	445,299	—	10,992,388	—	10,997,421
—	—	—	—	—	—
—	—	—	—	—	—

(2,527,621)	(4,075,496)	(39,830,434)	(61,260,240)	(17,641,587)	(57,231,601)
—	—	—	—	—	—
—	—	—	—	—	—

9	1,119	328	2,146	—	235
—	—	—	—	—	—
—	—	—	—	—	—

663,077	533,812	(21,096,798)	(22,473,461)	14,134,992	(40,429,282)

6,231,321	(11,085,253)	(10,917,354)	(115,497,879)	33,343,620	(165,060,801)

$46,642,313	$57,727,566	$216,814,260	$332,312,139	$176,208,450	$341,269,251
$52,873,634	$46,642,313	$205,896,906	$216,814,260	$209,552,070	$176,208,450

Notes to Financial Statements are an integral part of this Statement.

45

Driehaus Mutual Funds

Statements of Changes in Net Assets

	Driehaus Small Cap Growth Fund		Driehaus Small/Mid Cap Growth Fund
	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(932,710)	$(1,564,453)	$(34,720)	$(76,533)
Net realized gain (loss) on investment transactions	(10,018,862)	(120,425,635)	(204,931)	(3,577,319)
Net change in unrealized appreciation (depreciation) on investment transactions	72,943,770	(98,418,522)	2,136,504	(3,707,745)

Net increase (decrease) in net assets resulting from operations	61,992,198	(220,408,610)	1,896,853	(7,361,597)

Distributions from distributable earnings to
shareholders:
Fund	—	—	—	(461,634)
Investor Class Shares	—	(1,408,364)	—	—
Institutional Class Shares	—	(7,803,434)	—	—

Total distributions to shareholders	—	(9,211,798)	—	(461,634)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	345,982	3,852,192
Investor Class	19,650,885	33,296,643	—	—
Institutional Class	56,836,741	223,937,354	—	—
Reinvestment of distributions:
Fund	—	—	—	435,076
Investor Class	—	1,406,995	—	—
Institutional Class	—	7,140,572	—	—
Cost of shares redeemed:
Fund	—	—	(1,272,013)	(6,707,620)
Investor Class	(11,789,306)	(29,782,290)	—	—
Institutional Class	(79,466,009)	(162,493,695)	—	—
Redemption fees:
Fund	—	—	—	—
Investor Class	2,668	25,376	—	3,277
Institutional Class	11,523	216,119	—	—

Net increase (decrease) in net assets resulting from capital transactions	(14,753,498)	73,747,074	(926,031)	(2,417,075)

Total increase (decrease) in net assets	47,238,700	(155,873,334)	970,822	(10,240,306)

NET ASSETS:

Beginning of period	$453,438,307	$609,311,641	$12,933,443	$23,173,749
End of period	$500,677,007	$453,438,307	$13,904,265	$12,933,443

Notes to Financial Statements are an integral part of this Statement.

46

Driehaus Mutual Funds

Statements of Changes in Net Assets

Driehaus Event Driven Fund
For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022

$2,477,467	$2,850,600
4,594,059	(11,866,743)

(1,253,753)	(12,229,343)

5,817,773	(21,245,486)

—	(3,000,010)
—	—
—	—

—	(3,000,010)

32,682,633	127,169,234
—	—
—	—

—	2,898,519
—	—
—	—

(38,963,475)	(105,167,933)
—	—
—	—

—	—
—	—
—	—

(6,280,842)	24,899,820

(463,069)	654,324

$204,288,862	$203,634,538
$203,825,793	$204,288,862

Notes to Financial Statements are an integral part of this Statement.

47

Driehaus Emerging Markets Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$31.69	$41.20	$49.09	$39.53	$31.80	$39.64
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.27	0.28	(0.07)	(0.09)	0.30	0.26
Net realized and unrealized gain (loss) on investments	1.74	(9.56)	(0.93)	10.87	7.76	(6.73)
Total income (loss) from investment operations	2.01	(9.28)	(1.00)	10.78	8.06	(6.47)
LESS DISTRIBUTIONS:
Net investment income	—	(0.20)	—	—	(0.33)	(0.16)
Net realized gain	—	(0.03)	(6.89)	(1.22)	—	(1.21)
Total distributions	—	(0.23)	(6.89)	(1.22)	(0.33)	(1.37)
Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$33.70	$31.69	$41.20	$49.09	$39.53	$31.80
Total Return	6.34%[3]	(22.54)%	(1.90)%	27.31%	25.34%	(16.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$599,613	$572,323	$844,522	$951,998	$863,535	$791,656
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.31%[4]	1.35%	1.29%	1.39%	1.41%	1.38%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.30%[4]	1.34%	1.28%	1.38%	1.40%	1.37%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.66%[4]	0.81%	(0.13)%	(0.24)%	0.85%	0.69%
Portfolio turnover	66%[3]	160%	169%	203%	167%	218%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

48

Driehaus Emerging Markets Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020		For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$31.88	$41.36	$49.14	$39.48		$31.76	$39.61
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.321	0.371	0.051	(0.01	)1	0.381	0.32
Net realized and unrealized gain (loss) on investments	1.75	(9.61)	(0.94)	10.89		7.75	(6.71)
Total income (loss) from investment operations	2.07	(9.24)	(0.89)	10.88		8.13	(6.39)
LESS DISTRIBUTIONS:
Net investment income	—	(0.21)	—	—		(0.41)	(0.25)
Net realized gain	—	(0.03)	(6.89)	(1.22)		—	(1.21)
Total distributions	—	(0.24)	(6.89)	(1.22)		(0.41)	(1.46)
Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00	[2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$33.95	$31.88	$41.36	$49.14		$39.48	$31.76
Total Return	6.49%[3]	(22.36)%	(1.67)%	27.60%		25.60%	(16.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,892,453	$1,484,392	$1,482,582	$1,331,263		$928,230	$654,445
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.09%[4]	1.12%	1.07%	1.17%		1.20%	1.17%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.08%[4]	1.11%	1.06%	1.16%		1.19%	1.16%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.97%[4]	1.07%	0.10%	(0.02)%		1.07%	0.89%
Portfolio turnover	66%[3]	160%	169%	203%		167%	218%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

49

Driehaus Emerging Markets Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022		For the year ended December 31, 2021	For the year ended December 31, 2020		For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$17.43	$22.11		$19.08	$14.38		$10.80	$14.21
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)	0.08	0.09		0.06	0.02		0.06	(0.04)[1]
Net realized and unrealized gain (loss) on investments	1.11	(4.77)		2.98	4.80		3.58	(3.37)
Total income (loss) from investment operations	1.19	(4.68)		3.04	4.82		3.64	(3.41)
LESS DISTRIBUTIONS:
Net investment income	—	—		(0.01)	(0.12)		(0.06)	—
Total distributions	—	—		(0.01)	(0.12)		(0.06)	—
Redemption fees added to paid-in capital	0.00 [2]	0.00	[2]	0.00 [2]	—		0.00 [2]	0.00 [2]
Net asset value, end of period	$18.62	$17.43		$22.11	$19.08		$14.38	$10.80
Total Return	6.83%[3]	(21.17)%		15.93%	33.56%		33.71%	(24.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$109,418	$102,629		$116,644	$89,729		$62,407	$89,653
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.37%[4]	1.44%		1.37%	1.72%		1.80%[5]	2.27%[5]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	1.24%[4]	1.24	%7	1.24%[7]	1.45	%7	1.45%[5,7]	2.26% [5]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[6]	0.89%[4]	0.53%[7]		0.28%[7]	0.12	%7	0.52%[7]	(0.30)%
Portfolio turnover	85%[3]	149%		178%	248%		220%	207%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio of expenses to average net assets includes interest expense of 0.01% for the year ended December 31, 2019, and less than 0.005% for the year ended December 31, 2018. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[6]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.01%, 0.00%, 0.01%, 0.00% and 0.00% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[7]	Such ratios are after prior administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 22, 2011 through July 31, 2020. Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2024. From November 1, 2018, to December 31, 2020, the annual operating expense limitation was 1.45%.

Notes to Financial Statements are an integral part of this Schedule.

50

Driehaus Global Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$11.33	$14.25	$15.17	$11.94	$9.93	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.11	0.22	0.12	0.16	0.29	0.24
Net realized and unrealized gain (loss) on investments	1.26	(2.90)	(0.21)	3.43	1.86	(1.77)
Total income (loss) from investment operations	1.37	(2.68)	(0.09)	3.59	2.15	(1.53)
LESS DISTRIBUTIONS:
Net investment income	—	(0.24)	(0.22)	(0.11)	(0.14)	—
Net realized gain	—	—	(0.61)	(0.25)	—	(0.08)
Total distributions	—	(0.24)	(0.83)	(0.36)	(0.14)	(0.08)
Redemption fees added to paid-in capital	0.00 [1]	0.00 [1]	—	—	—	—
Net asset value, end of period	$12.70	$11.33	$14.25	$15.17	$11.94	$9.93
Total Return	12.09%[2]	(18.86)%	(0.53)%	30.09%	21.64%	(13.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$52,874	$46,642	$57,728	$53,221	$39,043	$31,637
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.22%[3]	1.36%	1.31%	1.62%	1.89%	2.05%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.91%[3]	0.99%	0.99%	0.99%	1.23%	1.75%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.93%[3]	1.90%	0.92%	1.47%	2.67%	2.19%
Portfolio turnover	112%[2]	92%	101%	135%	155%	169%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The expense ratio impacts of fees paid indirectly were 0.00%, 0.00%, 0.00%, 0.01%, 0.01% and 0.01% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[5]	Effective April 30, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.75% of average daily net assets until April 30, 2024. From May 1, 2019 through April 29, 2023, the annual operating expense limitation was 0.99% and prior to May 1, 2019, the annual operating expense limitation was 1.75%.

Notes to Financial Statements are an integral part of this Schedule.

51

Driehaus International Small Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$7.90	$11.06	$12.59	$10.52	$8.13	$11.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.04	0.06	0.04	0.01	0.06	(0.02)[1]
Net realized and unrealized gain (loss) on investments	0.36	(2.75)	1.42	3.10	2.41	(1.92)
Total income (loss) from investment operations	0.40	(2.69)	1.46	3.11	2.47	(1.94)
LESS DISTRIBUTIONS:
Net investment income	—	—	(0.04)	(0.08)	(0.01)	—
Net realized gain	—	(0.47)	(2.95)	(0.96)	(0.07)	(1.32)
Total distributions	—	(0.47)	(2.99)	(1.04)	(0.08)	(1.32)
Redemption fees added to paid-in capital	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$8.30	$7.90	$11.06	$12.59	$10.52	$8.13
Total Return	5.06%[3]	(24.40)%	12.49%	29.71%	30.41%	(16.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$205,897	$216,814	$332,312	$288,855	$268,229	$218,430
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.17%[4]	1.16%	1.15%	1.23%	1.24%	1.50%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.16%[4]	1.16%	1.14%	1.23%	1.24%	1.49%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.90%[4]	0.72%	0.32%	0.02%	0.65%	(0.21)%
Portfolio turnover	44%[3]	75%	93%	104%	96%	118%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.00%, 0.00%, 0.01%, 0.01% and 0.01% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

52

Driehaus Micro Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$10.05	$16.33	$19.99	$12.95	$11.11	$14.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)	(0.11)	(0.22)	(0.20)	(0.16)	(0.19)
Net realized and unrealized gain (loss) on investments	1.19	(5.35)	4.44	11.20	3.90	0.55
Total income (loss) from investment operations	1.13	(5.46)	4.22	11.00	3.74	0.36
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	(0.02)	—
Net realized gain	—	(0.82)	(7.88)	(3.96)	(1.88)	(3.69)
Total distributions	—	(0.82)	(7.88)	(3.96)	(1.90)	(3.69)
Redemption fees added to paid-in capital	—	0.00 [1]	—	0.00 [1]	0.00 [1]	0.00	[1]
Net asset value, end of period	$11.18	$10.05	$16.33	$19.99	$12.95	$11.11
Total Return	11.24%[2]	(33.53)%	24.73%	85.60%	33.89%	3.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$209,552	$176,208	$341,269	$334,391	$269,120	$264,607
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.42%[3]	1.42%	1.38%	1.46%	1.48%	1.44%[4]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.36%[3]	1.37%	1.35%	1.43%	1.43%	1.42	%4
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(1.08)%[3]	(0.87)%	(1.26)%	(1.33)%	(1.32)%	(1.19)%
Portfolio turnover	62%[2]	108%	109%	141%	165%	156%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio of expenses to average net assets includes interest expense of less than 0.005% for the year ended December 31, 2018. The interest expense is from utilizing the line of credit (see Note G in the Notes to Financial Statements).
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.05%, 0.03%, 0.03%, 0.05% and 0.06% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

53

Driehaus Small Cap Growth Fund — Investor Class

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$15.34	$23.76	$23.62	$15.37	$11.66	$11.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)[1]	(0.09)[1]	(0.14)	(0.18)[1]	(0.13)	(0.12)[1]
Net realized and unrealized gain (loss) on investments	2.15	(8.01)	4.80	9.98	4.81	0.48
Total income (loss) from investment operations	2.10	(8.10)	4.66	9.80	4.68	0.36
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—	—
Net realized gain	—	(0.33)	(4.52)	(1.55)	(0.97)	(0.33)
Total distributions	—	(0.33)	(4.52)	(1.55)	(0.97)	(0.33)
Redemption fees added to paid-in capital	0.00 [2]	0.01	—	—	0.00 [2]	0.01
Net asset value, end of period	$17.44	$15.34	$23.76	$23.62	$15.37	$11.66
Total Return	13.69%[3]	(34.11)%	21.12%	63.77%	40.25%	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$84,711	$67,143	$96,371	$28,088	$10,899	$7,538
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.98%[4]	1.00%	0.99%	1.35%	1.59%	2.57%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	0.94%[4]	0.96%	1.11%	1.20%	1.17%	1.18%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	(0.59)%[4]	(0.54)%	(0.97)%	(1.04)%	(0.95)%	(0.87)%
Portfolio turnover	76%[3]	169%	149%	164%	206%	193%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.03%, 0.02%, 0.02%, 0.04% and 0.04% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

54

Driehaus Small Cap Growth Fund — Institutional Class

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$15.64	$24.15	$23.88	$15.47	$11.70	$11.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)[1]	(0.05)[1]	(0.11)	(0.11)[1]	(0.10)	(0.08)[1]
Net realized and unrealized gain (loss) on investments	2.19	(8.14)	4.90	10.07	4.84	0.47
Total income (loss) from investment operations	2.16	(8.19)	4.79	9.96	4.74	0.39
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—	—	—
Net realized gain	—	(0.33)	(4.52)	(1.55)	(0.97)	(0.33)
Total distributions	—	(0.33)	(4.52)	(1.55)	(0.97)	(0.33)
Redemption fees added to paid-in capital	0.00 [2]	0.01	—	—	0.00 [2]	0.01
Net asset value, end of period	$17.80	$15.64	$24.15	$23.88	$15.47	$11.70
Total Return	13.81%[3]	(33.93)%	21.44%	64.39%	40.62%	3.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$415,966	$386,295	$512,941	$327,155	$161,821	$123,395
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.74%[4]	0.75%	0.73%	0.80%	0.89%	1.04%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	0.70%[4]	0.71%	0.71%	0.81%	0.92%	0.93%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5,6]	(0.35)%[4]	(0.28)%	(0.58)%	(0.64)%	(0.70)%	(0.62)%
Portfolio turnover	76%[3]	169%	149%	164%	206%	193%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.03%, 0.01%, 0.02%, 0.04% and 0.04% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[6]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements and recoupments, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, August 21, 2017 through July 31, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

55

Driehaus Small/Mid Cap Growth Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the period May 1, 2020* through December 31, 2020
Net asset value, beginning of period	$12.41	$18.75	$17.19	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.04)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	1.96	(5.81)	3.17	7.47
Total income (loss) from investment operations	1.92	(5.88)	3.05	7.43
LESS DISTRIBUTIONS:
Net investment income	—	—	—	—
Net realized gain	—	(0.46)	(1.49)	(0.24)
Total distributions	—	(0.46)	(1.49)	(0.24)
Redemption fees added to paid-in capital	—	0.001	—	—
Net asset value, end of period	$14.33	$12.41	$18.75	$17.19
Total Return	15.47%[2]	(31.45)%	18.32%	74.23%[2]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$13,904	$12,933	$23,174	$14,845
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.44%[3]	1.54%	1.31%	2.58%[3]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.95%[3]	0.95%	0.95%	0.95%[3]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	(0.54)%[3]	(0.48)%	(0.70)%	(0.73)%[3]
Portfolio turnover	71%[2]	188%	191%	96%[2]

*	Fund commenced operations on May 1, 2020.
[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]	Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of its fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020. The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.95% of average daily net assets until May 1, 2024.
[5]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.00%, 0.01%, 0.04% and 0.02% for the years 2020, 2021, 2022 and for the six month period June 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

56

Driehaus Event Driven Fund

Financial Highlights

	For the six month period January 1, 2023 through June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Net asset value, beginning of period	$11.79	$13.29	$13.93	$11.55	$9.99	$10.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.15	0.16	0.04	0.12	0.26	0.25
Net realized and unrealized gain (loss) on investments	0.19	(1.49)	0.93	2.74	1.69	(0.69)
Total income (loss) from investment operations	0.34	(1.33)	0.97	2.86	1.95	(0.44)
LESS DISTRIBUTIONS:
Net investment income	—	(0.02)	(0.15)	(0.17)	(0.39)	(0.36)
Net realized gain	—	(0.15)	(1.46)	(0.31)	—	—
Total distributions	—	(0.17)	(1.61)	(0.48)	(0.39)	(0.36)
Net asset value, end of period	$12.13	$11.79	$13.29	$13.93	$11.55	$9.99
Total Return	2.88%[1]	(9.98)%	7.21%	24.84%	19.53%	(4.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$203,826	$204,289	$203,635	$142,064	$69,455	$51,675
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	1.59%[4]	1.69%	1.49%	1.59%	1.93%	1.90%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	1.58%[4]	1.66%	1.42%	1.57%	1.90%	1.88%
Ratio of net investment income (loss) (including dividends and interest on short positions and interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[2,3]	2.42%[4]	1.43%	0.10%	0.67%	2.63%	2.57%
Portfolio turnover	42%[1]	81%	109%	136%	111%	101%

[1]	Not annualized.
[2]	The ratio for the fund includes the effect of dividends and interest on short positions, and interest expense which increased the expense ratios by 0.31%, 0.30%, 0.13%, 0.10%, 0.30% and 0.23% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[3]	Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the fund includes the effect of fees paid indirectly which impacted the expense ratios by 0.02%, 0.03%, 0.02%, 0.07%, 0.03% and 0.01% for the years 2018, 2019, 2020, 2021, 2022 and for the six month period June 30, 2023.
[4]	Annualized.

Notes to Financial Statements are an integral part of this Schedule.

57

Driehaus Mutual Funds

Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The eight series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:

Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Global Fund	04/10/17
International Small Cap Growth Fund	09/17/07
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
Event Driven Fund	08/26/13

The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.

The Emerging Markets Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of emerging markets companies.

The Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization emerging markets companies.

The Global Fund (formerly, Emerging Markets Opportunities Fund) seeks to maximize capital appreciation by investing primarily in common stocks and sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).

The International Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of smaller capitalization non-U.S. companies.

The Micro Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of micro capitalization U.S. companies.

The Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization U.S. companies.

The Small/Mid Cap Growth Fund seeks to maximize capital appreciation by investing in primarily in equity securities of small/medium capitalization U.S. companies.

The Event Driven Fund seeks to provide positive returns over full-market cycles by investing primarily in a broad range of asset classes and securities, including derivatives.

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

58

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.

Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, and International Small Cap Growth Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the “valuation designee” designated by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

59

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices for active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2023:

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$9,847,558	$—	$9,847,558	$—
Europe
Greece	28,526,552	—	28,526,552	—
Ireland	12,790,569	12,790,569	—	—
Italy	21,891,697	—	21,891,697	—
Jersey, C.I.	5,173,817	5,173,817	—	—
Netherlands	12,176,256	—	12,176,256	—
Poland	13,082,776	—	13,082,776	—
Russia	—	—	—	—	*
Spain	15,604,938	—	15,604,938	—
Turkey	9,262,087	—	9,262,087	—
United Kingdom	11,434,655	—	11,434,655	—
Far East
China	507,973,074	74,479,906	433,493,168	—
India	429,877,059	76,966,533	352,910,526	—
Indonesia	73,419,536	—	73,419,536	—
Japan	12,525,134	—	12,525,134	—
Philippines	18,903,366	—	18,903,366	—
Singapore	12,095,909	—	12,095,909	—
South Korea	215,118,215	—	215,118,215	—
Taiwan	300,948,261	155,346,560	145,601,701	—
Thailand	34,850,894	—	34,850,894	—
Middle East
Israel	8,667,641	—	8,667,641	—
Qatar	10,898,846	—	10,898,846	—
Saudi Arabia	56,215,907	—	56,215,907	—
United Arab Emirates	57,445,010	15,100,979	42,344,031	—
North America
Canada	43,863,447	43,863,447	—	—
Mexico	114,342,461	114,342,461	—	—
United States	102,412,838	82,913,785	19,499,053	—
60

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
South America	$220,222,661	$220,222,661	$—	$—
Rights
Far East	10,953	—	10,953	—
Short Term Investments	149,456,539	149,456,539	—	—
Total	$2,509,038,656	$950,657,257	$1,558,381,399	$—

*	Level 3 security has zero value.

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2023:

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe	$1,868,401	$—	$1,868,401	$—
Far East
China	19,124,674	—	19,124,674	—
India	28,336,740	540,233	27,796,507	—
Indonesia	1,545,790	1,024,881	520,909	—
Kazakhstan	1,764,414	1,764,414	—	—
South Korea	3,702,399	—	3,702,399	—
Taiwan	15,387,464	—	15,387,464	—
Thailand	1,240,567	—	1,240,567	—
Vietnam	2,582,219	—	2,582,219	—
Middle East	11,624,715	—	11,624,715	—
North America
Canada	3,314,010	3,314,010	—	—
Mexico	4,580,751	4,580,751	—	—
United States	2,299,798	1,070,746	1,229,052	—
South America	7,153,809	7,153,809	—	—
Preferred Stocks
South America	1,070,134	1,070,134	—	—
Short Term Investments	6,209,982	6,209,982	—	—
Total	$111,805,867	$26,728,960	$85,076,907	$—

The following is a summary of the inputs used to value the Global Fund’s investments as of June 30, 2023:

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
France	$1,819,899	$—	$1,819,899	$—
Germany	1,440,810	—	1,440,810	—
Italy	1,070,051	—	1,070,051	—
Jersey, C.I.	490,493	490,493	—	—
61

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Netherlands	$1,113,629	$—	$1,113,629	$—
Spain	1,018,830	—	1,018,830	—
Switzerland	736,377	—	736,377	—
United Kingdom	2,288,173	380,752	1,907,421	—
Far East
China	694,292	—	694,292	—
India	1,916,180	482,118	1,434,062	—
Indonesia	283,372	—	283,372	—
Japan	3,528,949	—	3,528,949	—
Philippines	390,637	—	390,637	—
Singapore	439,927	—	439,927	—
South Korea	1,066,356	—	1,066,356	—
Taiwan	1,774,074	—	1,774,074	—
North America
Canada	2,444,289	2,444,289	—	—
Mexico	666,141	666,141	—	—
United States	27,237,727	26,749,780	487,947	—
South America	292,563	292,563	—	—
Short Term Investments	2,590,443	2,590,443	—	—
Total	$53,303,212	$34,096,579	$19,206,633	$—

The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2023:

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$3,743,699	$—	$3,743,699	$—
Belgium	2,804,094	—	2,804,094	—
Denmark	8,110,624	—	8,110,624	—
Finland	5,451,689	—	5,451,689	—
France	7,558,476	—	7,558,476	—
Germany	19,007,929	—	19,007,929	—
Ireland	4,999,532	4,003,718	995,814	—
Italy	8,099,921	—	8,099,921	—
Jersey, C.I.	743,835	743,835	—	—
Netherlands	5,724,621	—	5,724,621	—
Norway	1,860,639	—	1,860,639	—
Poland	1,216,003	—	1,216,003	—
Spain	3,161,643	—	3,161,643	—
Sweden	3,011,641	—	3,011,641	—
Switzerland	7,629,919	—	7,629,919	—
United Kingdom	22,111,923	6,639,697	15,472,226	—
Far East	62,000,364	—	62,000,364	—
62

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Middle East	$2,688,423	$2,688,423	$—	$—
North America
Canada	17,688,610	17,688,610	—	—
Mexico	2,140,648	2,140,648	—	—
United States	2,911,497	—	2,911,497	—
South America	2,337,073	2,337,073	—	—
Preferred Stocks
Europe	2,180,966	—	2,180,966	—
Short Term Investments	7,908,278	7,908,278	—	—
Total	$205,092,047	$44,150,282	$160,941,765	$—

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2023:

Assets*	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$207,384,736	$207,384,736	$—	$—
Short Term Investments	1,991,284	1,991,284	—	—
Warrants	2,694	2,694	—	—
Total	$209,378,714	$209,378,714	$—	$—

*	See Schedule of Investments for industry breakout.

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2023:

Assets*	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$499,337,499	$499,337,499	$—	$—
Short Term Investments	2,661,659	2,661,659	—	—
Total	$501,999,158	$501,999,158	$—	$—

*	See Schedule of Investments for industry breakout.

The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2023:

Assets*	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$13,810,305	$13,810,305	$—	$—
Short Term Investments	73,235	73,235	—	—
Total	$13,883,540	$13,883,540	$—	$—

*	See Schedule of Investments for industry breakout.
63

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of June 30, 2023:

Assets*	Total Value at June 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$6,098,898	$—	$6,098,898	$—
Common Stocks
Asset Management	9,569,311	4,143,210	5,426,101	—
Banking	10,924,728	10,924,728	—	—
Biotechnology & Pharmaceuticals	26,353,869	26,353,869	—	—
Commercial Support Services	4,404,169	4,404,169	—	—
Entertainment Content	2,772,205	2,772,205	—	—
Holding Companies - Diversified	—	—	—	—	**
Industrial Intermediate Products	4,306,401	4,306,401	—	—
Industrial Support Services	8,770,994	8,770,994	—	—
Leisure Facilities & Services	14,630,103	14,630,103	—	—
Retail - Consumer Staples	3,324,430	3,324,430	—	—
Software	2,331,658	2,331,658	—	—
Corporate Bonds	56,825,520	—	56,825,520	—
Preferred Stocks	2,191	2,191	—	—
Short Term Investments	46,407,442	46,407,442	—	—
Sovereign Bonds	1,490,755	—	1,490,755	—
Warrants	144,272	124,742	19,530	—
Total	$198,356,946	$128,496,142	$69,860,804	$—

Liabilities
Common Stocks Sold Short	$(1,694,958)	$(1,694,958)	$—	$—
Corporate Bonds Sold Short	(3,545,361)	—	(3,545,361)	—
Exchange-Traded Funds Sold Short	(19,761,174)	(19,761,174)	—	—
Total	$(25,001,493)	$(21,456,132)	$(3,545,361)	$—

Other Financial Instruments
Total Return Swaps - Assets***	$130,849	$—	$130,849	$—
Total Return Swaps - Liabilities***	(497,512)	—	(497,512)	—
Total Other Financial Instruments	$(366,663)	$—	$(366,663)	$—

*	See Schedule of Investments for industry breakout.
**	Level 3 security has zero value.
***	Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2023, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund and Event Driven Fund.

Securities Sold Short

The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

64

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Collateral held at custodian for the benefit of brokers” in the Statement of Assets and Liabilities. The Fund is obligated to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund in the Statement of Operations.

Federal Income Taxes

No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2022, 2021, 2020, and 2019 remain open to Federal and state audit. As of June 30, 2023, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund’s financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and regulations that exist in the foreign markets in which they invest. Any deferred foreign capital gains tax is accrued based upon net unrealized gains, and is payable upon sale of such investment.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

For the year ended December 31, 2022, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies (“PFIC”), net operating losses and foreign capital gain taxes paid. Results of operations and net assets were not affected by these reclassifications.

	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Paid-in capital	$—	$—	$—	$—
Total distributable earnings (deficit)	—	—	—	—

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Paid-in capital	$(1,878,098)	$(1,564,457)	$(76,426)	$345,075
Total distributable earnings (deficit)	1,878,098	1,564,457	76,426	(345,075)
65

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2022:

	Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$(205,554,488)	$—
Emerging Markets Small Cap Growth Fund	(29,988,388)	—
Global Fund	(3,402,656)	—
International Small Cap Growth Fund	(36,124,731)	(5,522,571)
Micro Cap Growth Fund	(16,416,729)	—
Small Cap Growth Fund	(117,672,911)	—
Small/Mid Cap Growth Fund	(3,766,598)	—
Event Driven Fund	(12,861,871)	(3,745,545)

Pursuant to Federal income tax rules applicable to regulated investment companies, the Funds may elect to treat capital losses between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2022, no qualified late-year losses were deferred and recognized on January 1, 2023.

Distributions to Shareholders

The tax character of distributions paid during the years ended December 31, 2022, and December 31, 2021, were as follows:

Fund	Year	Ordinary Income		Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2022	$12,237,699		$2,015,660	$—	$14,253,359
	2021	118,399,989		225,900,006	—	344,299,995
Emerging Markets Small Cap Growth Fund	2022	—		—	—	—
	2021	49,512		—	—	49,512
Global Fund	2022	960,775		—	—	960,775
	2021	1,367,786		1,825,005	—	3,192,791
International Small Cap Growth Fund	2022	5,367,703		6,899,210	—	12,266,913
	2021	35,600,012		36,999,988	—	72,600,000
Micro Cap Growth Fund	2022	—		13,811,619	—	13,811,619
	2021	55,500,006		68,499,993	—	123,999,999
Small Cap Growth Fund	2022	—		9,211,798	—	9,211,798
	2021	41,199,996		48,000,010	—	89,200,006
Small/Mid Cap Growth Fund	2022	—		461,634	—	461,634
	2021	1,251,729		501,538	—	1,753,267
Event Driven Fund	2022	417,644	*	2,582,366	—	3,000,010
	2021	13,322,483		9,400,443	—	22,722,926

*	The amount does not include tax equalization utilized of $21,251 in ordinary income in which the Fund designated as being distributed to shareholders on their redemption of shares.
66

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

As of December 31, 2022, the components of net assets on a tax basis were as follows:

	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Undistributed ordinary income	$6,202,970	$793,910	$81,749	$1,699,876
Undistributed long-term capital gain	—	—	—	—
Accumulated earnings	6,202,970	793,910	81,749	1,699,876
Paid-in capital	2,124,309,828	127,935,028	47,104,716	248,564,723
Accumulated capital and other losses	(205,554,488)	(29,988,388)	(3,402,656)	(41,647,302)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	131,756,942	3,888,255	2,858,504	8,196,963
Net assets	$2,056,715,252	$102,628,805	$46,642,313	$216,814,260

	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
Undistributed ordinary income	$—	$—	$—	$2,800,303
Undistributed long-term capital gain	—	—	—	—
Accumulated earnings	—	—	—	2,800,303
Paid-in capital	165,404,053	535,764,358	15,810,766	217,736,714
Accumulated capital and other losses	(16,416,729)	(117,672,911)	(3,766,598)	(16,607,416)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	27,221,126	35,346,860	889,275	359,261
Net assets	$176,208,450	$453,438,307	$12,933,443	$204,288,862

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2023, were as follows:

Fund	Tax Cost Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$2,188,592,441	$370,440,329	$(49,994,114)	$320,446,215
Emerging Markets Small Cap Growth Fund	98,201,278	15,864,616	(2,260,027)	13,604,589
Global Fund	47,126,083	6,642,228	(465,099)	6,177,129
International Small Cap Growth Fund	187,218,398	25,273,225	(7,399,576)	17,873,649
Micro Cap Growth Fund	164,220,896	49,213,810	(4,055,992)	45,157,818
Small Cap Growth Fund	390,671,461	116,058,520	(4,730,823)	111,327,697
Small/Mid Cap Growth Fund	10,801,382	3,170,685	(88,527)	3,082,158
Event Driven Fund	173,310,911	12,782,830	(13,104,951)	(322,121)
67

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.

Foreign Currency Spot Contracts

The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2023, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.

Foreign Currency Translation

The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.

The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.

Indemnifications

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Securities Transactions, Income and Commitments

The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.

Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2023, the Funds had no unfunded senior loan commitments.

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Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2023, the Funds had no such outstanding commitments.

B. INVESTMENTS IN DERIVATIVES

Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2023, through June 30, 2023, the Global Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows. During the period January 1, 2023, through June 30, 2023, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2023, through June 30, 2023, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.

Swap Contracts

The Global Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statements of Assets and Liabilities. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

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Notes to Financial Statements (unaudited) — (Continued)

Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.

Options Contracts

The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.

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Notes to Financial Statements (unaudited) — (Continued)

Forward Foreign Currency Contracts

Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.

Equity Certificates

Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.

Derivative Investment Holdings Categorized by Risk Exposure

Each Fund is subject to the FASB’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instrument by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value.

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Micro Cap Growth Fund’s derivative contracts by primary risk exposure as of June 30, 2023:

	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$2,694
Total		$2,694
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Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the fair value and the location in the Statements of Assets and Liabilities of the Event Driven Fund’s derivative contracts by primary risk exposure as of June 30, 2023:

	Asset derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Warrant securities, at fair value	$144,272
Equity contracts	Unrealized appreciation on open OTC swap contracts	130,849
Total		$275,121

	Liabilities derivatives
Risk exposure category	Statements of Assets and Liabilities location	Fair Value
Equity contracts	Unrealized depreciation on open OTC swap contracts	$497,512
Total		$497,512

The following table sets forth the Global Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2023 through June 30, 2023:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
Derivative	Interest rate contracts	Total
Swap contracts	$9,925	$9,925
Total	$9,925	$9,925

The following sets forth the Micro Cap Growth Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2023 through June 30, 2023:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
	Equity
Derivative	contracts	Total
Warrants	$2,832	$2,832
Total	$2,832	$2,832

The following table sets forth the Event Driven Fund’s net realized gain (loss) by primary risk exposure and by type of derivative contract for the period January 1, 2023 through June 30, 2023:

Amount of net realized gain (loss) on derivatives
	Risk exposure category
	Equity
Derivative	contracts	Total
Purchased options contracts	$(82,140)	$(82,140)
Swap contracts	(275,110)	(275,110)
Total	$(357,250)	$(357,250)
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Notes to Financial Statements (unaudited) — (Continued)

The following table sets forth the Micro Cap Growth Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2023 through June 30, 2023:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Warrants	$(4,947)	$(4,947)
Total	$(4,947)	$(4,947)

The gross notional amount and/or the number of contracts for the Micro Cap Growth Fund as of June 30, 2023, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2023 through June 30, 2023, is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Warrants	number of contracts	20,992

The following table sets forth the Event Driven Fund’s change in net unrealized appreciation (depreciation) by primary risk exposure and by type of derivative contract for the period January 1, 2023 through June 30, 2023:

Change in net unrealized appreciation (depreciation) on derivatives
	Risk exposure category
Derivative	Equity contracts	Total
Swap contracts	$(487,380)	$(487,380)
Warrants	11,873	11,873
Total	$(475,507)	$(475,507)

The gross notional amount and/or the number of contracts for the Event Driven Fund as of June 30, 2023, are included on the Schedule of Investments. The quarterly average values of derivative investments for the period January 1, 2023 through June 30, 2023, is set forth in the table below:

Quarterly Derivative Averages
Derivative	Quarterly Average	$ Amount/ Number
Swap contracts	gross notional amount	$2,913,735
Warrants	number of contracts	1,018,374

Disclosures about Offsetting Assets and Liabilities

The Funds are party to various agreements, including International Swaps and Derivatives Association Agreements and related Credit Support Annexes (“Master Netting Agreements” or “MNA”), which govern the terms of certain transactions with select counterparties. MNAs are designed to reduce counterparty risk associated with the relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As MNAs are specific to the unique operations of different asset types, they allow each Fund to close out and net its total exposure to a counterparty in the event of default with respect to all of the transactions governed under a single agreement with that counterparty. MNAs can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of “Investment securities at fair value” or “Deposits at broker for securities sold short”.

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Notes to Financial Statements (unaudited) — (Continued)

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MNAs or similar arrangements on the Statements of Assets and Liabilities. The settlement of futures contracts, swap contracts and exchange-traded purchased options is guaranteed by the clearinghouse or exchange the instrument is traded on and is not subject to arrangements with particular counterparties. For that reason, these instruments are excluded from the below disclosure.

The following table presents the Event Driven Fund’s financial and derivative assets subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2023:

Description	Gross Amounts Recognized in Statements of Assets	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
Unrealized appreciation on open OTC swap contracts	$130,849	$(130,849)	$—	$—

The following table presents the Event Driven Fund’s financial and derivative liabilities subject to Master Netting Agreements by type, net of amounts available for offset under a MNA and net of the related collateral received by the Event Driven Fund as of June 30, 2023:

Description	Gross Amounts Recognized in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received/ (Pledged)	Net Amount
Unrealized depreciation on open OTC swap contracts	$(497,512)	$130,849	$—	$(366,663)

C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser and valuation designee to the Funds. As of June 30, 2023, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser that is owned by Driehaus Capital Holdings LLLP. As of June 30, 2023, DTC and other affiliates together had authority over a controlling interest in the Global Fund and Small/Mid Cap Growth Fund and substantial, non-controlling interests in certain other Funds.

In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion and 0.75% in excess of $1.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. From January 1, 2023 to April 29, 2023, the Global Fund paid the Adviser a management fee computed and accrued daily at the annual rate of 0.90% of average daily net assets. Effective April 30, 2023, the Global Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.65% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets. Event Driven Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.00% of average daily net assets.

DCM entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2024. Prior to December 31, 2020, the cap was 1.45%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2023 through June 30, 2023, DCM waived fees for Emerging Markets Small Cap Growth Fund totaling $69,125 under this agreement.

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Notes to Financial Statements (unaudited) — (Continued)

DCM entered into a contractual agreement to cap the Global Fund’s annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until April 30, 2024. Prior to April 30, 2023, the cap was 0.99%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2023 through June 30, 2023, DCM waived fees for Global Fund totaling $74,624 under this agreement.

DCM entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM was entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2023 through June 30, 2023, DCM did not reimburse or recoup any fees for the Investor or Institutional Class shares of the Small Cap Growth Fund under this agreement, as there were no such fees or expenses outstanding on April 30, 2023.

DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.95% of average daily net assets until May 1, 2024. For a period of three years subsequent to the Fund’s commencement of operations on May 1, 2020, DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2023 through June 30, 2023, DCM waived fees for Small/Mid Cap Growth Fund totaling $30,925 under this agreement.

The table below indicates the amount of fees available for recoupment by DCM in future periods:

Period ended December 31	Emerging Markets Small Cap Growth Fund	Global Fund	Small/Mid Cap Growth Fund
2024	$126,032	$191,639	$75,963
2025	207,973	174,550	87,616
2026	69,125	74,624	30,925
Total	$403,130	$440,813	$194,504

The Emerging Markets Growth Fund incurred $10,803,621 for investment advisory fees during the six months ended June 30, 2023, of which $1,890,083 was payable to DCM at June 30, 2023. The Emerging Markets Small Cap Growth Fund incurred $591,757 for investment advisory fees during the six months ended June 30, 2023, of which $88,778 was payable to DCM at June 30, 2023. The Global Fund incurred $197,333 for investment advisory fees during the six months ended June 30, 2023, of which $18,130 was payable to DCM at June 30, 2023. The International Small Cap Growth Fund incurred $1,053,541 for investment advisory fees during the six months ended June 30, 2023, of which $164,523 was payable to DCM at June 30, 2023. The Micro Cap Growth Fund incurred $1,101,208 for investment advisory fees during the six months ended June 30, 2023, of which $187,135 was payable to DCM at June 30, 2023. The Small Cap Growth Fund incurred $1,444,656 for investment advisory fees during the six months ended June 30, 2023, of which $246,996 was payable to DCM at June 30, 2023. The Small/Mid Cap Growth Fund incurred $38,844 for investment advisory fees during the six months ended June 30, 2023, of which $3,371 was payable to DCM at June 30, 2023. The Event Driven Fund incurred $1,024,370 for investment advisory fees during the six months ended June 30, 2023, of which $168,886 was payable to DCM at June 30, 2023.

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Notes to Financial Statements (unaudited) — (Continued)

The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the six months ended June 30, 2023, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Global Fund, International Small Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, Small/Mid Cap Growth Fund and Event Driven Fund by $131,970 (1.0%), $1,358 (0.2%), $1,659 (0.6%), $9,984 (0.8%), $52,179 (4.2%), $88,104 (4.7%), $1,100 (1.2%) and $13,712 (0.8%), respectively.

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2023, the Funds did not engage in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, the Small Cap Growth Fund, and the Event Driven Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2023, through June 30, 2023, are as follows:

Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$643,171	$231,724
Small Cap Growth Fund	80,771	29,142
Event Driven Fund	192,219	65,058

Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s salary. No other officers received compensation from the Funds during the period January 1, 2023, through June 30, 2023. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.

The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.

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Notes to Financial Statements (unaudited) — (Continued)

D. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding derivatives, short term securities and U.S. government obligations) for the six months ended June 30, 2023 were as follows:

Fund	Purchases	Sales
Emerging Markets Growth Fund	1,727,917,241	1,437,503,787
Emerging Markets Small Cap Growth Fund	88,804,974	86,735,329
Global Fund	54,501,584	51,492,800
International Small Cap Growth Fund	88,963,669	114,168,633
Micro Cap Growth Fund	123,467,957	111,668,312
Small Cap Growth Fund	361,197,330	372,977,758
Small/Mid Cap Growth Fund	9,215,985	10,093,703
Event Driven Fund	77,042,394	111,119,415

The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2023, through June 30, 2023.

E. CAPITAL SHARE TRANSACTIONS

For the six-month period ended June 30, 2023, and the year ended December 31, 2022, transactions in capital shares (authorized shares unlimited) were as follows:

	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Global Fund
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Fund
Shares issued	—	—	632,650	1,798,191	261,836	358,360
Shares reinvested	—	—	—	—	—	38,688
Shares redeemed	—	—	(645,162)	(1,186,044)	(214,545)	(329,939)
Net increase (decrease)	—	—	(12,512)	612,147	47,291	67,109

Investor Class
Shares issued	1,546,544	3,247,646	—	—	—	—
Shares reinvested	—	127,497	—	—	—	—
Shares redeemed	(1,816,333)	(5,810,486)	—	—	—	—
Net increase (decrease)	(269,789)	(2,435,343)	—	—	—	—

Institutional Class
Shares issued	12,005,979	18,312,464	—	—	—	—
Shares reinvested	—	271,749	—	—	—	—
Shares redeemed	(2,814,286)	(7,874,410)	—	—	—	—
Net increase (decrease)	9,191,693	10,709,803	—	—	—	—
Total net increase (decrease)	8,921,904	8,274,460	—	—	—	—
77

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

	International Small Cap Growth Fund		Micro Cap Growth Fund		Small Cap Growth Fund
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Fund
Shares issued	2,301,049	3,305,607	2,905,010	486,092	—	—
Shares reinvested	—	1,367,213	—	1,068,748	—	—
Shares redeemed	(4,944,502)	(7,252,338)	(1,698,651)	(4,917,525)	—	—
Net increase (decrease)	(2,643,453)	(2,579,518)	1,206,359	(3,362,685)	—	—

Investor Class
Shares issued	—	—	—	—	1,216,963	1,890,262
Shares reinvested	—	—	—	—	—	87,718
Shares redeemed	—	—	—	—	(736,976)	(1,656,490)
Net increase (decrease)	—	—	—	—	479,987	321,490

Institutional Class
Shares issued	—	—	—	—	3,451,952	12,619,228
Shares reinvested	—	—	—	—	—	436,732
Shares redeemed	—	—	—	—	(4,786,400)	(9,590,296)
Net increase (decrease)	—	—	—	—	(1,334,448)	3,465,664
Total net increase (decrease)	—	—	—	—	(854,461)	3,787,154

	Small/Mid Cap Growth Fund		Event Driven Fund
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
Fund
Shares issued	26,781	276,302	2,732,346	10,275,917
Shares reinvested	—	33,544	—	241,947
Shares redeemed	(98,781)	(503,594)	(3,246,864)	(8,515,544)
Net increase (decrease)	(72,000)	(193,748)	(514,518)	2,002,320

Investor Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—

Institutional Class
Shares issued	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	—	—	—
Total net increase (decrease)	—	—	—	—

F. RESTRICTED SECURITIES

Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2023, the Funds held restricted securities as denoted on the Schedules of Investments.

78

Driehaus Mutual Funds

Notes to Financial Statements (unaudited) — (Continued)

G. LINE OF CREDIT

The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5% or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds based on average net assets. The Funds did not borrow under the line of credit during the period January 1, 2023 through June 30, 2023 and thus had no outstanding balances as of that date.

H. FOREIGN INVESTMENT RISKS

To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

I. REDEMPTION FEES

Certain Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets.

J. SUBSEQUENT EVENTS

Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements.

79

Fund Expense Examples (unaudited)

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended June 30, 2023.

Actual Expenses

The first line of the table below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Growth Fund — Investor Class

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,063.40	$6.70
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.30	$6.56

Emerging Markets Growth Fund — Institutional Class

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,064.90	$5.58
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.39	$5.46
80

Fund Expense Examples (unaudited) — (Continued)

Emerging Markets Small Cap Growth Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,068.30	$6.36
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.65	$6.21

Global Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,120.90	$4.79
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,020.28	$4.56

International Small Cap Growth Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,050.60	$5.95
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,018.99	$5.86

Micro Cap Growth Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,112.40	$7.44
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,017.75	$7.10

Small Cap Growth Fund — Investor Class
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,136.90	$5.19
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,019.93	$4.91
81

Fund Expense Examples (unaudited) — (Continued)

Small Cap Growth Fund — Institutional Class
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,138.10	$3.92
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,021.12	$3.71

Small/Mid Cap Growth Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,154.70	$5.08
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,020.08	$4.76

Event Driven Fund
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Six Months Ended June 30, 2023*
Actual	$1,000.00	$1,028.80	$8.00
Hypothetical Example, assuming a 5% return before expenses	$1,000.00	$1,016.91	$7.95

*	Expenses are equal to the Funds’ annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half-year period. These amounts exclude the reduction in expenses for fees paid indirectly and may differ from the Fund’s annualized ratio shown in the Financial Highlights.

Emerging Markets Growth Fund – Investor Class	1.31%
Emerging Markets Growth Fund – Institutional Class	1.09%
Emerging Markets Small Cap Growth Fund	1.24%
Global Fund	0.91%
International Small Cap Growth Fund	1.17%
Micro Cap Growth Fund	1.42%
Small Cap Growth Fund – Investor Class	0.98%
Small Cap Growth Fund – Institutional Class	0.74%
Small/Mid Cap Growth Fund	0.95%
Event Driven Fund	1.59%
82

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2022

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Funds designate the following amounts as a long-term capital gain distribution:

Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
$2,015,660	$—	$—	$6,899,210

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
$13,811,619	$9,211,798	$461,634	$2,582,366

For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:

Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
100.00%	—%	36.97%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	100.00%

For taxable non-corporate shareholders, the following percentages of short-term capital gains represent qualified dividend income subject to the 15% rate category:

Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
—%	—%	—%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	—%

For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:

Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
8.43%	—%	0.46%	—%

Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund	Event Driven Fund
—%	—%	—%	68.40%
83

Board Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Adviser has been designated by the Board to administer the Funds’ liquidity risk management program. At a Board meeting held on March 8, 2023 covering the period ending December 31, 2022, The Adviser provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:

•	the program supported each Fund’s ability to honor redemption requests timely;

•	the program supported the Adviser’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;

•	no material liquidity issues were identified during the period;

•	there were no material changes to the program during the period;

•	the implementation of the program was effective to manage each Fund’s liquidity risk; and

•	the program operated adequately during the period.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

84

Board Considerations in Connection with the Review of an Amendment to the Investment Advisory

Agreement for Driehaus Global Fund (formerly Emerging Markets Opportunities Fund) (unaudited)

The Board of Trustees of Driehaus Mutual Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved an amendment to the investment advisory agreement effective April 30, 2023 (the “Agreement”) with Driehaus Capital Management LLC (the “Adviser”) for the Driehaus Emerging Markets Opportunities Fund (the “Fund”) on December 8, 2022. As part of its consideration, the Board reviewed materials received from the Adviser. The Board also considered materials previously provided by legal counsel, and the Independent Trustees met with their independent legal counsel to review the proposal presented and the materials provided. After their consideration of the information received, the Independent Trustees presented their findings and their recommendation to approve the Agreement to the full Board.

In connection with the review process, the Board considered that, at its September 8, 2022 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by the Adviser and the advisory fee rate, operating expenses and total expense ratio of the Fund, along with performance information for the Fund. The Board also compared the advisory fee rate and expense ratio of the Fund to fees and expense ratios of a peer group of funds compiled using data from Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”). The Board noted that, pursuant to the Agreement, the advisory fee would be reduced and that the Adviser also proposed to reduce the Fund’s expense cap effective April 30, 2023 under the Fund’s Expense Limitation Agreement with the Adviser. The Board also noted that the Fund’s advisory fee of 0.65% would rank in the 60th percentile of the Morningstar peer group as of September 30, 2022 (1st percentile would be the highest advisory fee). The Board considered that the Fund’s expense ratio of 0.75% would be in the 81st percentile (1st percentile being the highest expense ratio) of the Morningstar peer group. The Board further considered the Adviser’s representation that the change in fees would not diminish the quality or quantity of services the Adviser provides to the Fund.

Based on all of the information considered, in particular the information received and considered at its September 2022 meeting, as supplemented at the December 2022 meeting, the Board determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

85

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF THE DRIEHAUS EMERGING MARKETS

OPPORTUNITIES FUND (currently known as Driehaus Global Fund) (unaudited)

At a Special Meeting of Shareholders of the Driehaus Emerging Markets Opportunities Fund (the “Fund”), a series of Driehaus Mutual Funds, held on March 16, 2023, the Fund’s shareholders approved a change to the Fund’s investment objective by the following votes:

For (Shares Voted/ % of Voted)	Against (Shares Voted / % of Voted)	Abstain (Shares Voted / % of Voted)	Broker Non-Vote (Shares Voted / % of Voted)
3,461,168.60 / 100%	0 / 0.000%	0 / 0.000%	0 / 0.000%
86

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications for the Registrant’s required by to Rule 30a-2(a) of the Investment Company Act of1940 Act, as amended, are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 31, 2023

By (Signature and Title)	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	August 31, 2023